UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global & International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2012

Item 1. Reports to Stockholders

Semiannual report Delaware International Value Equity Fund Delaware Emerging Markets Fund Delaware Global Value Fund May 31, 2012 Global / international equity mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware Global Value Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware Global Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/country and sector allocations	4
Statements of net assets	10
Statements of operations	32
Statements of changes in net assets	34
Financial highlights	40
Notes to financial statements	68
Other Fund information	84
About the organization	85

Unless otherwise noted, views expressed herein are current as of May 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from December 1, 2011 to May 31, 2012

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2011 to May 31, 2012.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware International Value Equity Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/11	5/31/12	Expense Ratio	12/1/11 to 5/31/12*
Actual Fund return
Class A	$1,000.00	$966.50	1.55%	$7.62
Class B	1,000.00	964.60	2.27%	11.15
Class C	1,000.00	963.60	2.27%	11.14
Class R	1,000.00	966.90	1.77%	8.70
Institutional Class	1,000.00	968.20	1.27%	6.25
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.25	1.55%	$7.82
Class B	1,000.00	1,013.65	2.27%	11.43
Class C	1,000.00	1,013.65	2.27%	11.43
Class R	1,000.00	1,016.15	1.77%	8.92
Institutional Class	1,000.00	1,018.65	1.27%	6.41

Delaware Emerging Markets Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/11	5/31/12	Expense Ratio	12/1/11 to 5/31/12*
Actual Fund return
Class A	$1,000.00	$917.40	1.69%	$8.10
Class B	1,000.00	913.70	2.44%	11.67
Class C	1,000.00	913.50	2.44%	11.67
Class R	1,000.00	916.90	1.94%	9.30
Institutional Class	1,000.00	918.50	1.44%	6.91
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,016.55	1.69%	$8.52
Class B	1,000.00	1,012.80	2.44%	12.28
Class C	1,000.00	1,012.80	2.44%	12.28
Class R	1,000.00	1,015.30	1.94%	9.77
Institutional Class	1,000.00	1,017.80	1.44%	7.26

Delaware Global Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/11	5/31/12	Expense Ratio	12/1/11 to 5/31/12*
Actual Fund return
Class A	$1,000.00	$983.30	1.55%	$7.69
Class B	1,000.00	979.80	2.30%	11.38
Class C	1,000.00	979.80	2.30%	11.38
Institutional Class	1,000.00	984.80	1.30%	6.45
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.25	1.55%	$7.82
Class B	1,000.00	1,013.50	2.30%	11.58
Class C	1,000.00	1,013.50	2.30%	11.58
Institutional Class	1,000.00	1,018.50	1.30%	6.56

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Security type/country and sector allocations
Delaware International Value Equity Fund	As of May 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/country	Percentage of net assets
Common Stock by Country	96.81%
Australia	2.30%
Brazil	1.79%
Canada	9.78%
China/Hong Kong	8.13%
Denmark	1.79%
Finland	0.92%
France	16.15%
Germany	3.73%
Israel	4.03%
Japan	14.60%
Netherlands	0.54%
Norway	2.07%
Panama	2.17%
Republic of Korea	1.09%
Russia	1.82%
Sweden	3.24%
Switzerland	5.72%
United Kingdom	16.94%
Short-Term Investments	3.05%
Securities Lending Collateral	2.50%
Total Value of Securities	102.36%
Obligation to Return Securities Lending Collateral	(3.22%)
Receivables and Other Assets Net of Other Liabilities	0.86%
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Consumer Discretionary	16.44%
Consumer Staples	11.21%
Energy	8.74%
Financials	8.70%
Healthcare	9.94%
Industrials	16.39%
Information Technology	7.08%
Materials	10.79%
Telecommunication Services	4.08%
Utilities	3.44%
Total	96.81%

Security type/country and sector allocations
Delaware Emerging Markets Fund	As of May 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/country	Percentage of net assets
Common Stock by Country	93.99%
Argentina	1.51%
Australia	0.11%
Brazil	14.88%
China/Hong Kong	19.62%
India	3.06%
Israel	0.42%
Kingdom of Bahrain	0.09%
Malaysia	1.96%
Mexico	4.40%
Philippines	0.12%
Poland	0.65%
Republic of Korea	17.34%
Russia	5.66%
South Africa	5.07%
Taiwan	5.09%
Thailand	2.03%
Turkey	1.42%
United Kingdom	0.16%
United States	10.40%
Convertible Preferred Stock	0.38%
Participation Notes	0.00%
Preferred Stock	3.05%
Short-Term Investments	1.64%
Securities Lending Collateral	10.99%
Total Value of Securities	110.05%
Obligation to Return Securities Lending Collateral	(11.01%)
Receivables and Other Assets Net of Other Liabilities	0.96%
Total Net Assets	100.00%

Commons stock, convertible preferred stock, participation notes and preferred stock by sector	Percentage of net assets
Consumer Discretionary	4.00%
Consumer Staples	16.34%
Energy	14.13%
Financials	13.83%
Industrials	5.02%
Information Technology	21.27%
Materials	9.72%
Telecommunication Services	10.82%
Utilities	2.29%
Total	97.42%

Security type/country and sector allocations
Delaware Global Value Fund	As of May 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Sector type/country	Percentage of net assets
Common Stock by Country	97.67%
Canada	4.51%
China/Hong Kong	4.20%
Denmark	1.62%
Finland	0.73%
France	6.80%
Germany	2.57%
Israel	2.17%
Japan	7.67%
Netherlands	0.32%
Norway	1.37%
Panama	1.74%
Republic of Korea	1.16%
Russia	1.50%
Switzerland	3.61%
United Kingdom	9.96%
United States	47.74%
Short-Term Investments	2.80%
Securities Lending Collateral	4.04%
Total Value of Securities	104.51%
Obligation to Return Securities Lending Collateral	(4.60%)
Receivables and Other Assets Net of Other Liabilities	0.09%
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Consumer Discretionary	18.26%
Consumer Staples	7.85%
Energy	7.03%
Financials	12.84%
Healthcare	12.78%
Industrials	15.80%
Information Technology	10.14%
Materials	8.29%
Telecommunication Services	2.93%
Utilities	1.75%
Total	97.67%

Statements of net assets
Delaware International Value Equity Fund	May 31, 2012 (Unaudited)

	Number of shares	Value (U.S. $)
ΔCommon Stock – 96.81%
Australia – 2.30%
Coca-Cola Amatil	382,799	$4,790,828
		4,790,828
Brazil – 1.79%
Petroleo Brasileiro ADR	197,400	3,730,860
		3,730,860
Canada – 9.78%
† AuRico Gold	595,136	4,435,939
† CGI Group Class A	434,435	10,071,844
Yamana Gold	399,962	5,869,439
		20,377,222
China/Hong Kong – 8.13%
CNOOC	2,663,000	4,817,146
*† Sohu.com	62,400	2,773,056
Techtronic Industries	3,350,000	4,113,289
Yue Yuen Industrial Holdings	1,686,500	5,247,531
		16,951,022
Denmark – 1.79%
Carlsberg Class B	50,069	3,730,350
		3,730,350
Finland – 0.92%
* Nokia	729,337	1,915,167
		1,915,167
France – 16.15%
Alstom	124,400	3,613,430
AXA	306,278	3,438,534
Cie de Saint-Gobain	54,719	1,936,117
Lafarge	46,387	1,705,537
* PPR	16,471	2,341,756
Publicis Groupe	68,004	3,145,184
Sanofi	71,269	4,846,042
Teleperformance	241,240	5,765,077
Total	124,683	5,358,871
* Vallourec	40,591	1,515,516
		33,666,064

	Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
Germany – 3.73%
Bayerische Motoren Werke	41,533	$3,137,317
Deutsche Post	282,029	4,644,317
		7,781,634
Israel – 4.03%
Teva Pharmaceutical Industries ADR	214,200	8,394,498
		8,394,498
Japan – 14.60%
Don Quijote	137,700	4,945,285
East Japan Railway	97,944	5,831,265
ITOCHU	475,660	5,214,625
Mitsubishi UFJ Financial Group	1,240,757	5,383,924
Sumitomo Rubber Industries	190,983	2,315,536
Toyota Motor	173,900	6,746,934
		30,437,569
Netherlands – 0.54%
Koninklijke Philips Electronics	63,501	1,122,640
		1,122,640
Norway – 2.07%
† Subsea 7	219,474	4,317,204
		4,317,204
Panama – 2.17%
Copa Holdings Class A	54,500	4,524,590
		4,524,590
Republic of Korea – 1.09%
Hyundai Home Shopping Network	22,282	2,274,502
		2,274,502
Russia – 1.82%
Mobile Telesystems ADR	228,400	3,800,576
		3,800,576
Sweden – 3.24%
Meda Class A	259,437	2,481,779
Nordea Bank	578,128	4,273,117
		6,754,896

Statements of net assets
Delaware International Value Equity Fund

	Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
Switzerland – 5.72%
† Aryzta	153,519	$6,921,036
Novartis	96,364	5,003,925
		11,924,961
United Kingdom – 16.94%
Greggs	424,760	3,288,393
National Grid	715,777	7,167,952
Rexam	1,138,109	7,069,820
Rio Tinto	79,551	3,407,175
Standard Chartered	249,971	5,041,192
TESCO	993,530	4,631,078
Vodafone Group	1,765,862	4,706,595
		35,312,205
Total Common Stock (cost $219,404,772)		201,806,788

	Principal
	amount (U.S. $)
Short-Term Investments – 3.05%
≠Discount Notes – 0.18%
Federal Home Loan Bank
0.09% 6/6/12	$295,920	295,920
0.115% 6/29/12	89,548	89,548
		385,468
Repurchase Agreements – 2.87%
Bank of America 0.18%, dated 5/31/12, to be
repurchased on 6/1/12, repurchase price $1,355,474
(collateralized by U.S. government obligations
3.50% 2/15/18; market value $1,382,576)	1,355,467	1,355,467
BNP Paribas 0.19%, dated 5/31/12, to be
repurchased on 6/1/12, repurchase price
$4,618,557 (collateralized by U.S. government
obligations 1.50%-2.00% 3/31/19-2/15/22;
market value $4,710,904)	4,618,533	4,618,533
		5,974,000
Total Short-Term Investments (cost $6,359,457)		6,359,468

Total Value of Securities Before Securities
Lending Collateral – 99.86% (cost $225,764,229)		208,166,256

	Number of shares	Value (U.S. $)
**Securities Lending Collateral – 2.50%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	509,020	$494,106
Delaware Investments Collateral Fund No. 1	4,726,958	4,726,958
@†Mellon GSL Reinvestment Trust II	1,475,413	0
Total Securities Lending Collateral
(cost $6,711,391)		5,221,064

Total Value of Securities – 102.36%
(cost $232,475,620)		213,387,320 ©
**Obligation to Return Securities
Lending Collateral – (3.22%)		(6,711,391)
Receivables and Other Assets
Net of Other Liabilities – 0.86%		1,788,995 «
Net Assets Applicable to 20,526,527
Shares Outstanding – 100.00%		$208,464,924

Net Asset Value – Delaware International Value Equity Fund
Class A ($91,019,786 / 8,954,967 Shares)		$10.16
Net Asset Value – Delaware International Value Equity Fund
Class B ($3,434,286 / 342,207 Shares)		$10.04
Net Asset Value – Delaware International Value Equity Fund
Class C ($28,980,050 / 2,891,791 Shares)		$10.02
Net Asset Value – Delaware International Value Equity Fund
Class R ($2,038,386 / 201,084 Shares)		$10.14
Net Asset Value – Delaware International Value Equity Fund
Institutional Class ($82,992,416 / 8,136,478 Shares)		$10.20

Components of Net Assets at May 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)		$440,615,663
Undistributed net investment income		2,162,844
Accumulated net realized loss on investments		(215,225,208)
Net unrealized depreciation of investments and derivatives		(19,088,375)
Total net assets		$208,464,924

Statements of net assets
Delaware International Value Equity Fund

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 5 in “Security type/country and sector allocations.”
†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
@	Illiquid security. At May 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
©	Includes $6,316,436 of securities loaned.
«	Includes foreign currency valued at $50,048 with a cost of $50,066.

Net Asset Value and Offering Price Per Share –
Delaware International Value Equity Fund
Net asset value Class A (A)	$10.16
Sales charge (5.75% of offering price) (B)	0.62
Offering price	$10.78

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

The following foreign currency exchange contract was outstanding at May 31, 2012:1

Foreign Currency Exchange Contract

				Unrealized
				Appreciation
Counterparty	Contract to Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
MNB	EUR (405)	USD 500	6/1/12	$(1)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
ADR — American Depositary Receipt
EUR — European Monetary Unit
MNB — Mellon National Bank
USD — United States Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware Emerging Markets Fund	May 31, 2012 (Unaudited)

		Number of shares	Value (U.S. $)
ΔCommon Stock – 93.99%
Argentina – 1.51%
*@	Cresud ADR	1,442,769	$10,229,232
#	Grupo Clarin Class B GDR 144A	353,200	1,263,891
*@	IRSA Inversiones y Representaciones ADR	867,000	5,947,620
*†	Pampa Energia ADR	95,300	447,910
*	YPF ADR	800,000	10,232,000
			28,120,653
Australia – 0.11%
*	Alumina ADR	500,000	1,875,000
@†	Strike Resources	1,618,461	212,801
			2,087,801
Brazil – 14.88%
@	AES Tiete	597,480	7,251,963
†	B2W Cia Global Do Varejo	1,117,800	3,379,382
	Banco Santander Brasil ADR	2,150,000	17,092,500
*	Brasil Foods ADR	1,450,000	22,576,500
*	Braskem ADR	161,000	1,803,200
	Centrais Eletricas Brasileiras	2,140,204	14,107,505
*	Cia Brasileira de Distribuicao Grupo Pao
	de Acucar ADR	400,000	15,328,000
	Cia Siderurgica Nacional ADR	530,000	3,434,400
*†	Fibria Celulose ADR	4,059,100	26,465,332
@	Gerdau	2,764,900	18,622,685
*	Gerdau ADR	1,700,000	13,515,000
*†	Gol Linhas Aereas Inteligentes ADR	2,732,300	10,792,585
†	Hypermarcas	4,000,000	21,430,341
	Itau Unibanco Holding ADR	1,700,000	24,599,000
	Petroleo Brasileiro SA ADR	3,100,000	60,636,000
	Petroleo Brasileiro SP ADR	400,000	7,560,000
	Tim Participacoes ADR	285,804	6,987,908
	Vale ADR	70,000	1,281,700
			276,864,001
China/Hong Kong – 19.62%
†	Alibaba.com	3,000,000	5,187,108
†	Baidu ADR	100,000	11,777,000
	Bank of China	30,000,000	11,556,970
@†	Bitauto Holdings ADR	205,400	790,790
	China Construction Bank	38,000,000	26,340,100

		Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
China/Hong Kong (continued)
@*	China Huiyuan Juice Group	9,998,000	$3,130,192
	China Mengniu Dairy	6,467,000	17,705,710
	China Mobile ADR	650,000	32,974,499
	China Telecom	7,280,000	3,339,127
	China Unicom Hong Kong	9,998,979	13,732,968
*	China Unicom Hong Kong ADR	1,225,000	16,831,500
	CNOOC ADR	144,000	25,826,400
†	Ctrip.com International ADR	195,694	3,600,770
	First Pacific	4,071,002	4,196,071
	Focus Media Holding ADR	161,331	3,355,685
	Fosun International	2,886,500	1,580,564
*†	Foxconn International Holdings	14,370,000	5,869,047
*@	Guangshen Railway	11,000,000	3,557,279
@*†	Hollysys Automation Technologies	550,000	4,939,000
*@†	Huadian Power International	22,932,000	5,022,760
*@	Huaneng Power International ADR	400,000	10,024,000
	Industrial & Commercial Bank of China	20,000,000	12,162,519
@*†	Jiayuan.com International ADR	349,169	1,571,261
	Kunlun Energy	10,000,000	17,084,216
*	PetroChina ADR	120,000	15,128,400
@	Shanda Games ADR	2,122,400	9,041,424
*†	Sina	350,000	18,644,500
@	Sinotrans	15,326,332	2,547,296
*†	Sohu.com	780,000	34,663,200
@†	Tianjin Development Holdings	15,559,550	7,457,470
@†	Tom Group	47,824,000	3,820,227
@	Travelsky Technology	8,999,100	4,858,080
*@	Uni-President China Holdings	30,469,000	26,851,332
			365,167,465
India – 3.06%
	Coal India	383,581	2,201,279
	ICICI Bank ADR	200,000	5,630,000
	Indiabulls Real Estate GDR	102,021	96,818
#	Reliance Industries 144A GDR	1,242,698	30,098,145
	Steel Authority of India	2,700,000	4,593,951
	United Spirits	1,432,240	14,406,739
			57,026,932

Statements of net assets
Delaware Emerging Markets Fund

		Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
Israel – 0.42%
	Israel Chemicals	750,000	$7,776,923
			7,776,923
Kingdom of Bahrain – 0.09%
@#	Aluminum Bahrain 144A GDR	221,400	1,600,301
			1,600,301
Malaysia – 1.96%
	Eastern & Oriental	1,116,150	510,260
@	Hong Leong Bank	3,059,889	11,846,910
@	KLCC Property Holdings	5,000,000	5,738,157
@	Oriental Holdings	1,862,680	3,793,777
@†	UEM Land Holdings	22,999,975	14,575,534
			36,464,638
Mexico – 4.40%
*	Cemex ADR	3,500,000	19,390,000
†	Empresas ICA	4,500,000	6,733,871
	Fomento Economico Mexicano ADR	146,122	11,518,797
	Grupo Financiero Banorte	1,000,000	4,466,258
*	Grupo Televisa ADR	2,090,000	39,689,099
			81,798,025
Philippines – 0.12%
	Philippine Long Distance Telephone ADR	42,247	2,267,396
			2,267,396
Poland – 0.65%
†	Jastrzebska Spolka Weglowa	254,155	6,450,088
†	Polski Koncern Naftowy Orlen	600,000	5,625,582
			12,075,670
Republic of Korea – 17.34%
	CJ	144,000	9,880,810
@	KB Financial Group ADR	1,006,900	31,395,142
@	KCC	118,000	29,588,215
†	Korea Electric Power ADR	600,000	5,640,000
	KT	226,764	5,369,094
	KT ADR	2,380,000	27,727,000
*†	LG Display ADR	1,000,000	8,790,000
	LG Uplus	1,840,040	8,463,931
@	Lotte Chilsung Beverage	23,000	26,361,534

		Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
Republic of Korea (continued)
@	Lotte Confectionery	10,443	$13,747,424
	Samsung Electronics	88,800	91,096,597
	Samsung Life Insurance	250,000	20,669,733
†	SK Communications	171,609	1,078,671
	SK Telecom	69,471	7,091,460
*	SK Telecom ADR	3,204,700	35,700,358
			322,599,969
Russia – 5.66%
@†	Chelyabinsk Zink Plant GDR	143,300	299,640
@†	Enel OGK-5 GDR	21,161	51,995
=@#†	Etalon Group GDR 144A	1,616,300	8,243,130
	Gazprom ADR	3,100,000	27,171,500
	LUKOIL ADR	170,000	8,904,600
	LUKOIL ADR (London International Exchange)	167,328	8,684,323
	Mobile Telesystems ADR	1,100,000	18,304,000
*	Rosneft Oil GDR	2,194,500	13,496,175
=	Sberbank	6,716,817	16,428,663
	Surgutneftegas ADR	500,000	3,757,500
@†	TGK-5 GDR	8,771	4,192
			105,345,718
South Africa – 5.07%
*	Anglo American Platinum	80,000	4,485,113
@	ArcelorMittal South Africa	1,308,291	8,095,507
@	Blue Label Telecoms	1,767,801	1,257,295
	Gold Fields ADR	500,000	6,625,000
	Impala Platinum Holdings	500,000	7,889,361
	Sasol	400,000	17,010,404
	Standard Bank Group	1,600,000	21,477,902
@	Sun International	290,543	2,822,483
@	Tongaat Hulett	1,000,000	14,012,446
	Vodacom Group	900,000	10,756,613
			94,432,124
Taiwan – 5.09%
	HON HAI Precision Industry	16,300,000	47,745,381
	Taiwan Semiconductor Manufacturing	7,000,000	19,941,751
	United Microelectronics	55,000,000	24,119,577
	Walsin Lihwa	10,711,756	2,825,677
			94,632,386

Statements of net assets
Delaware Emerging Markets Fund

	Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
Thailand – 2.03%
Airports of Thailand - Foreign	10,000,000	$17,731,053
Bangkok Bank - Foreign	2,300,000	13,533,658
Siam Cement NVDR	600,000	6,439,667
		37,704,378
Turkey – 1.42%
* Alarko Gayrimenkul Yatirim Ortakligi	97,555	862,995
@ Alarko Holding	1,063,969	2,293,135
† Turkcell Iletisim Hizmet ADR	1,085,000	11,750,550
Turkiye Sise ve Cam Fabrikalari	4,601,738	6,291,246
*@ Yazicilar Holding Class A	831,184	5,169,276
		26,367,202
United Kingdom – 0.16%
Anglo American ADR	80,000	1,213,464
@† Griffin Mining	3,056,187	1,742,150
† Mwana Africa	581,129	33,352
		2,988,966
United States – 10.40%
Avon Products	6,450,000	106,747,500
† MEMC Electronic Materials	3,600,000	6,012,000
† Yahoo	5,300,000	80,772,000
		193,531,500
Total Common Stock (cost $2,227,605,969)		1,748,852,048

ΔConvertible Preferred Stock – 0.38%
Mexico – 0.38%
Cemex 3.25% exercise price $10.43,
expiration date 3/15/16	10,000,000	7,175,000
Total Convertible Preferred Stock (cost $8,056,698)		7,175,000

Participation Notes – 0.00%
=#† Lehman Indian Oil CW 12 LEPO 144A	172,132	0
=#† Lehman Oil & Natural Gas CW 12 LEPO 144A	254,590	0
Total Participation Notes (cost $8,559,056)		0

	Number of shares	Value (U.S. $)
ΔPreferred Stock – 3.05%
Brazil – 1.52%
Braskem Class A	541,994	$3,000,482
Vale Class A 1.98%	1,400,000	25,256,481
		28,256,963
Republic of Korea – 1.02%
Samsung Electronics 2.25%	31,362	18,889,410
		18,889,410
Russia – 0.51%
= AK Transneft 0.94%	7,239	9,537,672
		9,537,672
Total Preferred Stock (cost $44,018,833)		56,684,045

	Principal
	amount (U.S. $)
Short-Term Investments – 1.64%
Repurchase Agreements – 1.64%
Bank of America 0.18%, dated 5/31/12,
to be repurchased on 6/1/12, repurchase
price $6,945,045 (collateralized by U.S.
government obligations 3.50% 2/15/18;
market value $7,083,910)	$6,945,010	6,945,010
BNP Paribas 0.19%, dated 5/31/12, to be
repurchased on 6/1/12, repurchase
price $23,664,115 (collateralized by U.S.
government obligations 1.50%-2.00%
3/31/19-2/15/22; market value $24,137,270)	23,663,990	23,663,990
Total Short-Term Investments (cost $30,609,000)		30,609,000

Total Value of Securities Before Securities
Lending Collateral – 99.06% (cost $2,318,849,556)		1,843,320,093

Statements of net assets
Delaware Emerging Markets Fund

	Number of shares	Value (U.S. $)
**Securities Lending Collateral – 10.99%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	169,551	$164,583
Delaware Investments Collateral Fund No. 1	204,340,189	204,340,189
@†Mellon GSL Reinvestment Trust II	376,250	0
Total Securities Lending Collateral
(cost $204,885,990)		204,504,772

Total Value of Securities – 110.05%
(cost $2,523,735,546)		2,047,824,865 ©
**Obligation to Return Securities
Lending Collateral – (11.01%)		(204,885,990)
Receivables and Other Assets
Net of Other Liabilities – 0.96%		17,804,208 «
Net Assets Applicable to 158,847,384
Shares Outstanding – 100.00%		$1,860,743,083

Net Asset Value – Delaware Emerging Markets Fund
Class A ($458,242,628 / 39,087,979 Shares)		$11.72
Net Asset Value – Delaware Emerging Markets Fund
Class B ($9,739,205 / 875,211 Shares)		$11.13
Net Asset Value – Delaware Emerging Markets Fund
Class C ($156,800,065 / 14,122,524 Shares)		$11.10
Net Asset Value – Delaware Emerging Markets Fund
Class R ($1,894,278 / 160,195 Shares)		$11.82
Net Asset Value – Delaware Emerging Markets Fund
Institutional Class ($1,234,066,907 / 104,601,475 Shares)		$11.80

Components of Net Assets at May 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)		$2,383,826,014
Distributions in excess of net investment income		(3,477,110)
Accumulated net realized loss on investments		(43,217,905)
Net unrealized depreciation of investments and derivatives		(476,387,916)
Total net assets		$1,860,743,083

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 7 in “Security type/country and sector allocations.”
*	Fully or partially on loan.
@	Illiquid security. At May 31, 2012, the aggregate value of illiquid securities was $308,513,655, which represented 16.58% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2012, the aggregate value of Rule 144A securities was $41,205,467, which represented 2.21% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

†	Non income producing security.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2012, the aggregate value of fair valued securities was $34,209,465, which represented 1.84% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $196,099,078 of securities loaned.
«	Includes foreign currency valued at $3,589,063 with a cost of $3,620,803.

Net Asset Value and Offering Price Per Share –
Delaware Emerging Markets Fund
Net asset value Class A (A)	$11.72
Sales charge (5.75% of offering price) (B)	0.72
Offering Price	$12.44

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

Statements of net assets
Delaware Emerging Markets Fund

The following foreign currency exchange contracts were outstanding at May 31, 2012:[1]

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	BRL	(2,328,628)	USD	1,149,089	6/1/12	$(4,753)
MNB	KRW	(318,066,768)	USD	268,433	6/1/12	(988)
MNB	KRW	(2,296,378,772)	USD	1,940,984	6/4/12	(3,764)
MNB	MYR	(998,302)	USD	315,669	6/1/12	942
MNB	MYR	(326,363)	USD	102,440	6/4/12	(430)
MNB	MYR	(200,028)	USD	62,597	6/5/12	(448)
MNB	ZAR	(5,234,684)	USD	623,548	6/1/12	7,250
MNB	ZAR	(9,632)	USD	1,150	6/4/12	16
MNB	ZAR	(977,946)	USD	116,726	6/5/12	1,660
MNB	ZAR	(1,076,836)	USD	125,922	6/6/12	(760)
MNB	ZAR	(579,085)	USD	67,459	6/7/12	(656)
						$(1,931)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
ADR — American Depositary Receipt
BRL — Brazilian Real
GDR — Global Depositary Receipt
KRW — South Korean Won
LEPO — Low Exercise Price Option
MNB — Mellon National Bank
MYR — Malaysian Ringgit
NVDR — Non-Voting Depositary Receipt
USD — United States Dollar
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

Delaware Global Value Fund	May 31, 2012 (Unaudited)

	Number of shares	Value (U.S. $)
ΔCommon Stock – 97.67%
Canada – 4.51%
† AuRico Gold	64,110	$477,854
† CGI Group Class A	28,660	664,447
		1,142,301
China/Hong Kong – 4.20%
CNOOC	226,000	408,815
Techtronic Industries	275,000	337,658
Yue Yuen Industrial Holdings	102,000	317,372
		1,063,845
Denmark – 1.62%
Carlsberg Class B	5,497	409,550
		409,550
Finland – 0.73%
* Nokia	70,519	185,176
		185,176
France – 6.80%
Alstom	7,094	206,058
AXA	25,063	281,378
Lafarge	5,142	189,059
PPR	1,695	240,986
Teleperformance	15,950	381,168
Total	9,827	422,364
		1,721,013
Germany – 2.57%
Bayerische Motoren Werke	3,618	273,296
Deutsche Post	22,904	377,172
		650,468
Israel – 2.17%
Teva Pharmaceutical Industries ADR	14,000	548,660
		548,660
Japan – 7.67%
Don Quijote	9,900	355,543
East Japan Railway	7,700	458,433
ITOCHU	41,853	458,831
Mitsubishi UFJ Financial Group	74,154	321,771
Toyota Motor	8,950	347,240
		1,941,818

Statements of net assets
Delaware Global Value Fund

	Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
Netherlands – 0.32%
Koninklijke Philips Electronics	4,584	$81,041
		81,041
Norway – 1.37%
† Subsea 7	17,687	347,915
		347,915
Panama – 1.74%
Copa Holdings Class A	5,300	440,006
		440,006
Republic of Korea – 1.16%
Hyundai Home Shopping Network	2,876	293,576
		293,576
Russia – 1.50%
Mobile Telesystems ADR	22,800	379,392
		379,392
Switzerland – 3.61%
† Aryzta	11,866	534,950
Novartis	7,321	380,160
		915,110
United Kingdom – 9.96%
Greggs	58,719	454,589
National Grid	44,205	442,679
Rexam	82,031	509,569
Rio Tinto	8,448	361,828
Standard Chartered	19,328	389,790
Vodafone Group	136,159	362,908
		2,521,363
United States – 47.74%
Abbott Laboratories	10,300	636,437
† AGCO	9,100	365,911
American Express	7,200	401,976
Carnival	13,300	426,797
* Cash America International	9,300	413,664
Caterpillar	4,100	359,242

	Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
United States (continued)
Chevron	6,100	$599,691
Cintas	9,100	335,790
Cooper Industries	7,600	535,800
† Dell	17,400	214,542
†* Delphi Automotive	18,600	539,958
Goldman Sachs Group	4,100	392,370
Intel	10,100	260,984
International Business Machines	3,100	597,990
Johnson & Johnson	9,900	618,057
JPMorgan Chase	15,100	500,565
Lowe’s	9,000	240,480
Microsoft	22,100	645,100
† Mylan	25,000	541,750
Newmont Mining	11,900	561,204
Omnicom Group	9,400	448,192
Pfizer	23,300	509,571
Time Warner	12,500	430,875
Travelers	8,800	549,912
Viacom Class B	7,800	372,294
Walgreen	19,300	589,036
		12,088,188
Total Common Stock (cost $24,869,198)		24,729,422

	Principal
	amount (U.S. $)
Short-Term Investments – 2.80%
≠Discount Notes – 0.42%
Federal Home Loan Bank
0.09% 6/6/12	$83,465	83,465
0.115% 6/29/12	23,591	23,591
		107,056
Repurchase Agreements – 2.38%
Bank of America 0.18%, dated 5/31/12, to be
repurchased on 6/1/12, repurchase price $136,818
(collateralized by U.S. government obligations
3.50% 2/15/18; market value $139,554)	136,817	136,817

Statements of net assets
Delaware Global Value Fund

	Principal
	amount (U.S. $)	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 0.19%, dated 5/31/12, to be repurchased
on 6/1/12, repurchase price $466,185 (collateralized
by U.S. government obligations 1.50%-2.00%
3/31/19-2/15/22; market value $475,506)	$466,183	$466,183
		603,000
Total Short-Term Investments (cost $710,053)		710,056

Total Value of Securities Before Securities
Lending Collateral – 100.47% (cost $25,579,251)		25,439,478

	Number of shares
**Securities Lending Collateral – 4.04%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	63,917	62,044
Delaware Investments Collateral Fund No. 1	960,149	960,149
@†Mellon GSL Reinvestment Trust II	142,101	0
Total Securities Lending Collateral (cost $1,166,167)		1,022,193

Total Value of Securities – 104.51%
(cost $26,745,418)		26,461,671	©
**Obligation to Return Securities
Lending Collateral – (4.60%)		(1,166,167)
Receivables and Other Assets
Net of Other Liabilities – 0.09%		23,224	«
Net Assets Applicable to 3,147,246
Shares Outstanding – 100.00%		$25,318,728

Net Asset Value – Delaware Global Value Fund
Class A ($16,138,082 / 1,997,646 Shares)		$8.08
Net Asset Value – Delaware Global Value Fund
Class B ($1,596,919 / 200,630 Shares)		$7.96
Net Asset Value – Delaware Global Value Fund
Class C ($5,929,800 / 744,810 Shares)		$7.96
Net Asset Value – Delaware Global Value Fund
Institutional Class ($1,653,927 / 204,160 Shares)		$8.10

Components of Net Assets at May 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$53,508,840
Undistributed net investment income	150,189
Accumulated net realized loss on investments	(28,055,716)
Net unrealized depreciation of investments and derivatives	(284,585)
Total net assets	$25,318,728

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 9 in “Security type/country and sector allocations.”
†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
@	Illiquid security. At May 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
©	Includes $1,136,944 of securities loaned.
«	Includes foreign currency valued at $3,613 with a cost of $3,614.

Net Asset Value and Offering Price Per Share –
Delaware Global Value Fund
Net asset value Class A (A)	$8.08
Sales charge (5.75% of offering price) (B)	0.49
Offering price	$8.57

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

Statements of net assets
Delaware Global Value Fund

The following foreign currency exchange contract was outstanding at May 31, 2012:[1]

Foreign Currency Exchange Contract

Counterparty	Contract to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
MNB	EUR (299)	USD 368	6/1/12	$(1)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
ADR — American Depositary Receipt
EUR — European Monetary Unit
MNB — Mellon National Bank
USD — United States Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Delaware International Funds	Six Months Ended May 31, 2012 (Unaudited)

	Delaware International Value Equity Fund	Delaware Emerging Markets Fund	Delaware Global Value Fund
Investment Income:
Dividends	$4,430,453	$29,905,758	$434,727
Securities lending income	145,370	1,106,360	8,432
Interest	2,915	679,362	216
Foreign tax withheld	(360,991)	(2,105,066)	(22,358)
	4,217,747	29,586,414	421,017

Expenses:
Management fees	984,597	14,352,813	119,989
Distribution expenses – Class A	154,165	804,007	26,673
Distribution expenses – Class B	20,946	62,221	10,474
Distribution expenses – Class C	163,074	945,208	33,118
Distribution expenses – Class R	6,884	5,493	—
Dividend disbursing and transfer agent
fees and expenses	331,483	1,410,844	31,789
Accounting and administration expenses	45,329	476,096	5,524
Custodian fees	42,335	669,935	6,118
Registration fees	35,676	128,259	31,432
Reports and statements to shareholders	28,711	261,562	7,467
Audit and tax	11,617	70,920	5,734
Legal fees	8,412	90,480	1,093
Trustees’ fees	5,765	60,595	700
Dues and services	5,460	9,690	4,049
Insurance fees	2,177	21,195	269
Pricing fees	1,879	3,012	1,759
Consulting fees	1,014	10,197	125
Trustees’ expenses	352	3,644	43
	1,849,876	19,386,171	286,356
Less fees waived	(38,845)	—	(32,304)
Less waived distribution expenses – Class A	(8,718)	(134,001)	(4,446)
Less waived distribution expenses – Class R	(1,147)	(915)	—
Less expense paid indirectly	(354)	(1,900)	(64)
Total operating expenses	1,800,812	19,249,355	249,542
Net Investment Income	2,416,935	10,337,059	171,475

	Delaware International Value Equity Fund	Delaware Emerging Markets Fund	Delaware Global Value Fund
Net Realized and Unrealized
Gain (Loss):
Net realized gain (loss) on:
Investments	$(4,345,441)	$(38,685,397)	$1,065,812
Foreign currencies	(175,305)	(707,935)	(12,282)
Foreign currency exchange contracts	(62,627)	(541,117)	(6,783)
Net realized gain (loss)	(4,583,373)	(39,934,449)	1,046,747
Net change in unrealized
appreciation (depreciation) on:
Investments	(4,555,167)	(123,628,141)	(1,584,732)
Foreign currencies	22,647	(714,912)	(785)
Foreign currency exchange contracts	259	(1,931)	14
Net change in unrealized
appreciation (depreciation)	(4,532,261)	(124,344,984)	(1,585,503)
Net Realized and Unrealized Loss	(9,115,634)	(164,279,433)	(538,756)

Net Decrease in Net Assets Resulting
from Operations	$(6,698,699)	$(153,942,374)	$(367,281)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware International Value Equity Fund

	Six Months	Year
	Ended	Ended
	5/31/12	11/30/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,416,935	$5,189,743
Net realized loss	(4,583,373)	(9,566,805)
Net change in unrealized appreciation (depreciation)	(4,532,261)	(8,017,689)
Net decrease in net assets resulting from operations	(6,698,699)	(12,394,751)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,835,765)	(1,173,093)
Class B	(44,972)	(17,757)
Class C	(336,692)	(105,750)
Class R	(36,492)	(21,894)
Institutional Class	(1,910,330)	(1,605,333)
	(4,164,251)	(2,923,827)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,095,571	19,883,118
Class B	16,796	139,537
Class C	1,455,187	2,041,545
Class R	333,901	828,070
Institutional Class	13,991,124	33,455,671

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,753,382	1,101,145
Class B	43,418	16,437
Class C	322,306	100,812
Class R	36,492	21,894
Institutional Class	1,827,621	1,572,059
	26,875,798	59,160,288

	Six Months	Year
	Ended	Ended
	5/31/12	11/30/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(16,616,659)	$(41,504,707)
Class B	(1,191,705)	(2,897,352)
Class C	(4,613,160)	(10,434,111)
Class R	(539,551)	(1,552,056)
Institutional Class	(18,286,105)	(75,801,677)
	(41,247,180)	(132,189,903)
Decrease in net assets derived from
capital share transactions	(14,371,382)	(73,029,615)
Net Decrease in Net Assets	(25,234,332)	(88,348,193)

Net Assets:
Beginning of period	233,699,256	322,047,449
End of period	$208,464,924	$233,699,256

Undistributed net investment income	$2,162,844	$4,148,092

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Emerging Markets Fund

	Six Months	Year
	Ended	Ended
	5/31/12	11/30/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,337,059	$16,469,321
Net realized gain (loss)	(39,934,449)	22,896,221
Net change in unrealized appreciation (depreciation)	(124,344,984)	(460,824,291)
Net decrease in net assets resulting from operations	(153,942,374)	(421,458,749)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(5,190,169)	(3,194,266)
Class B	(27,163)	—
Class C	(395,824)	—
Class R	(11,209)	(1,746)
Institutional Class	(20,800,480)	(5,624,704)

Net realized gain:
Class A	(5,549,636)	—
Class B	(144,971)	—
Class C	(2,116,135)	—
Class R	(16,575)	—
Institutional Class	(17,312,975)	—
	(51,565,137)	(8,820,716)

Capital Share Transactions:
Proceeds from shares sold:
Class A	76,326,232	343,273,465
Class B	31,379	257,018
Class C	12,675,375	63,603,869
Class R	881,555	2,058,526
Institutional Class	440,746,315	1,787,746,622

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	9,750,741	2,906,300
Class B	151,045	—
Class C	2,357,110	—
Class R	27,784	1,745
Institutional Class	16,511,120	2,798,475
	559,458,656	2,202,646,020

	Six Months	Year
	Ended	Ended
	5/31/12	11/30/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(117,747,997)	$(260,791,880)
Class B	(2,862,811)	(4,125,996)
Class C	(35,539,538)	(61,422,877)
Class R	(296,927)	(763,330)
Institutional Class	(760,619,287)	(465,416,121)
	(917,066,560)	(792,520,204)
Increase (Decrease) in net assets derived
from capital share transactions	(357,607,904)	1,410,125,816
Net Increase (Decrease) in Net Assets	(563,115,415)	979,846,351

Net Assets:
Beginning of period	2,423,858,498	1,444,012,147
End of period	$1,860,743,083	$2,423,858,498

Undistributed (distributions in excess of)
net investment income	$(3,477,110)	$14,021,994

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Global Value Fund

	Six Months	Year
	Ended	Ended
	5/31/12	11/30/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$171,475	$301,876
Net realized gain	1,046,747	813,083
Net change in unrealized appreciation (depreciation)	(1,585,503)	(670,445)
Net increase (decrease) in net assets resulting
from operations	(367,281)	444,514

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(196,665)	(94,193)
Class B	(7,254)	—
Class C	(20,812)	—
Institutional Class	(22,653)	(11,418)
	(247,384)	(105,611)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,096,187	3,344,875
Class B	—	42,034
Class C	115,443	841,540
Institutional Class	159,094	454,434

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	180,112	82,808
Class B	5,392	—
Class C	18,172	—
Institutional Class	21,769	10,965
	1,596,169	4,776,656

	Six Months	Year
	Ended	Ended
	5/31/12	11/30/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(2,678,422)	$(6,467,989)
Class B	(783,840)	(870,342)
Class C	(825,230)	(2,396,490)
Institutional Class	(159,589)	(446,602)
	(4,447,081)	(10,181,423)
Decrease in net assets derived from
capital share transactions	(2,850,912)	(5,404,767)
Net Decrease in Net Assets	(3,465,577)	(5,065,864)

Net Assets:
Beginning of period	28,784,305	33,850,169
End of period	$25,318,728	$28,784,305

Undistributed net investment income	$150,189	$245,163

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware International Value Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/12[1]	11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
(Unaudited)
$10.710	$11.570	$11.400	$8.120	$16.750	$16.010

0.115	0.211	0.136	0.212	0.288	0.205
(0.472)	(0.966)	0.266	3.375	(7.995)	1.504
(0.357)	(0.755)	0.402	3.587	(7.707)	1.709

(0.193)	(0.105)	(0.232)	(0.307)	(0.204)	(0.174)
—	—	—	—	(0.719)	(0.795)
(0.193)	(0.105)	(0.232)	(0.307)	(0.923)	(0.969)

$10.160	$10.710	$11.570	$11.400	$8.120	$16.750

(3.35% )	(6.64% )	3.60%	44.76%	(48.60% )	11.24%

$91,020	$103,418	$130,865	$154,721	$178,072	$472,533
1.55%	1.59%	1.65%	1.52%	1.40%	1.40%

1.60%	1.59%	1.69%	1.78%	1.49%	1.40%
2.09%	1.70%	1.21%	2.33%	2.19%	1.25%

2.04%	1.70%	1.17%	2.07%	2.10%	1.25%
13%	42%	37%	35%	32%	26%

Financial highlights
Delaware International Value Equity Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended			Year Ended
5/31/12[1]	11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
(Unaudited)
$10.520	$11.380	$11.230	$7.980	$16.470	$15.750

0.074	0.123	0.057	0.149	0.197	0.092
(0.445)	(0.955)	0.260	3.322	(7.876)	1.484
(0.371)	(0.832)	0.317	3.471	(7.679)	1.576

(0.109)	(0.028)	(0.167)	(0.221)	(0.092)	(0.061)
—	—	—	—	(0.719)	(0.795)
(0.109)	(0.028)	(0.167)	(0.221)	(0.811)	(0.856)

$10.040	$10.520	$11.380	$11.230	$7.980	$16.470

(3.54% )	(7.35% )	2.86%	43.65%	(48.95% )	10.48%

$3,434	$4,703	$7,670	$10,796	$11,227	$34,520
2.27%	2.29%	2.35%	2.22%	2.10%	2.10%

2.30%	2.29%	2.39%	2.48%	2.19%	2.10%
1.37%	1.00%	0.51%	1.63%	1.49%	0.55%

1.34%	1.00%	0.47%	1.37%	1.40%	0.55%
13%	42%	37%	35%	32%	26%

Financial highlights
Delaware International Value Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/12[1]	11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
(Unaudited)
$10.510	$11.370	$11.220	$7.960	$16.450	$15.730

0.074	0.122	0.056	0.149	0.197	0.092
(0.455)	(0.954)	0.261	3.332	(7.876)	1.484
(0.381)	(0.832)	0.317	3.481	(7.679)	1.576

(0.109)	(0.028)	(0.167)	(0.221)	(0.092)	(0.061)
—	—	—	—	(0.719)	(0.795)
(0.109)	(0.028)	(0.167)	(0.221)	(0.811)	(0.856)

$10.020	$10.510	$11.370	$11.220	$7.960	$16.450

(3.64% )	(7.35% )	2.87%	43.71%	(49.01% )	10.50%

$28,980	$33,164	$43,620	$54,235	$51,420	$144,106
2.27%	2.29%	2.35%	2.22%	2.10%	2.10%

2.30%	2.29%	2.39%	2.48%	2.19%	2.10%
1.37%	1.00%	0.51%	1.63%	1.49%	0.55%

1.34%	1.00%	0.47%	1.37%	1.40%	0.55%
13%	42%	37%	35%	32%	26%

Financial highlights
Delaware International Value Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/12[1]	11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
(Unaudited)
$10.660	$11.520	$11.360	$8.080	$16.670	$15.930

0.103	0.186	0.112	0.192	0.261	0.173
(0.454)	(0.965)	0.259	3.370	(7.960)	1.504
(0.351)	(0.779)	0.371	3.562	(7.699)	1.677

(0.169)	(0.081)	(0.211)	(0.282)	(0.172)	(0.142)
—	—	—	—	(0.719)	(0.795)
(0.169)	(0.081)	(0.211)	(0.282)	(0.891)	(0.937)

$10.140	$10.660	$11.520	$11.360	$8.080	$16.670

(3.31% )	(6.85% )	3.32%	44.55%	(48.70% )	11.07%

$2,038	$2,321	$3,127	$2,985	$1,259	$3,076
1.77%	1.79%	1.85%	1.72%	1.60%	1.60%

1.90%	1.89%	1.99%	2.08%	1.79%	1.70%
1.87%	1.50%	1.01%	2.13%	1.99%	1.05%

1.74%	1.40%	0.87%	1.77%	1.80%	0.95%
13%	42%	37%	35%	32%	26%

Financial highlights
Delaware International Value Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/12[1]	11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
(Unaudited)
$10.770	$11.630	$11.450	$8.170	$16.850	$16.100

0.131	0.250	0.170	0.239	0.327	0.255
(0.471)	(0.972)	0.270	3.385	(8.034)	1.513
(0.340)	(0.722)	0.440	3.624	(7.707)	1.768

(0.230)	(0.138)	(0.260)	(0.344)	(0.254)	(0.223)
—	—	—	—	(0.719)	(0.795)
(0.230)	(0.138)	(0.260)	(0.344)	(0.973)	(1.018)

$10.200	$10.770	$11.630	$11.450	$8.170	$16.850

(3.18% )	(6.36% )	3.93%	45.13%	(48.44% )	11.59%

$82,993	$90,093	$136,765	$140,824	$146,192	$399,014
1.27%	1.29%	1.35%	1.22%	1.10%	1.10%

1.30%	1.29%	1.39%	1.48%	1.19%	1.10%
2.37%	2.00%	1.51%	2.63%	2.49%	1.55%

2.34%	2.00%	1.47%	2.37%	2.40%	1.55%
13%	42%	37%	35%	32%	26%

Financial highlights
Delaware Emerging Markets Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/12[1]	11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
(Unaudited)
$13.050	$14.860	$12.880	$ 7.940	$22.760	$21.280

0.049	0.094	0.151	0.043	0.137	0.184
(1.110)	(1.819)	1.834	5.736	(9.242)	7.117
(1.061)	(1.725)	1.985	5.779	(9.105)	7.301

(0.130)	(0.085)	(0.005)	(0.016)	(0.234)	(0.523)
(0.139)	—	—	(0.823)	(5.481)	(5.298)
(0.269)	(0.085)	(0.005)	(0.839)	(5.715)	(5.821)

$11.720	$13.050	$14.860	$12.880	$ 7.940	$22.760

(8.26% )	(11.70% )	15.42%	79.84%	(53.37% )	46.11%

$458,243	$542,207	$546,275	$399,840	$213,581	$673,309
1.69%	1.78%	1.85%	1.91%	1.83%	1.97%

1.74%	1.83%	1.90%	1.98%	1.88%	2.02%
0.74%	0.63%	1.10%	0.45%	0.94%	0.97%

0.69%	0.58%	1.05%	0.38%	0.89%	0.92%
10%	19%	27%	37%	37%	108%

Financial highlights
Delaware Emerging Markets Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/12[1]	11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
(Unaudited)
$12.340	$14.080	$12.300	$ 7.640	$22.120	$20.830

(0.001)	(0.018)	0.046	(0.025)	0.030	0.045
(1.044)	(1.722)	1.734	5.508	(8.936)	6.926
(1.045)	(1.740)	1.780	5.483	(8.906)	6.971

(0.026)	—	—	—	(0.093)	(0.383)
(0.139)	—	—	(0.823)	(5.481)	(5.298)
(0.165)	—	—	(0.823)	(5.574)	(5.681)

$11.130	$12.340	$14.080	$12.300	$ 7.640	$22.120

(8.63% )	(12.36% )	14.47%	78.59%	(53.76% )	44.97%

$9,739	$13,359	$19,030	$20,022	$14,620	$45,978
2.44%	2.53%	2.60%	2.66%	2.58%	2.72%

2.44%	2.53%	2.60%	2.68%	2.58%	2.72%
(0.01% )	(0.12% )	0.35%	(0.30% )	0.19%	0.22%

(0.01% )	(0.12% )	0.35%	(0.32% )	0.19%	0.22%
10%	19%	27%	37%	37%	108%

Financial highlights
Delaware Emerging Markets Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/12[1]	11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
(Unaudited)
$12.320	$14.050	$12.270	$ 7.630	$22.090	$20.800

(0.001)	(0.017)	0.046	(0.026)	0.031	0.045
(1.054)	(1.713)	1.734	5.489	(8.917)	6.926
(1.055)	(1.730)	1.780	5.463	(8.886)	6.971

(0.026)	—	—	—	(0.093)	(0.383)
(0.139)	—	—	(0.823)	(5.481)	(5.298)
(0.165)	—	—	(0.823)	(5.574)	(5.681)

$11.100	$12.320	$14.050	$12.270	$ 7.630	$22.090

(8.65% )	(12.31% )	14.51%	78.68%	(53.75% )	45.03%

$156,800	$194,124	$222,957	$157,383	$84,436	$237,832
2.44%	2.53%	2.60%	2.66%	2.58%	2.72%

2.44%	2.53%	2.60%	2.68%	2.58%	2.72%
(0.01% )	(0.12% )	0.35%	(0.30% )	0.19%	0.22%

(0.01% )	(0.12% )	0.35%	(0.32% )	0.19%	0.22%
10%	19%	27%	37%	37%	108%

Financial highlights
Delaware Emerging Markets Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended		8/31/09[2] to
5/31/12[1]	11/30/11	11/30/10	11/30/09
(Unaudited)
$13.140	$14.960	$13.010	$11.520

0.033	0.056	0.123	(0.030)
(1.120)	(1.833)	1.832	1.520
(1.087)	(1.777)	1.955	1.490

(0.094)	(0.043)	(0.005)	—
(0.139)	—	—	—
(0.233)	(0.043)	(0.005)	—

$11.820	$13.140	$14.960	$13.010

(8.31% )	(11.93% )	15.03%	12.93%

$1,894	$1,500	$440	$—	[5]
1.94%	2.03%	2.10%	2.11%

2.04%	2.13%	2.20%	2.22%
0.49%	0.38%	0.85%	(0.88%	)

0.39%	0.28%	0.75%	(0.99%	)
10%	19%	27%	37%	[6]

5 Net assets were less than $500.
6 Portfolio turnover is representative of the Fund for the entire year.

Financial highlights
Delaware Emerging Markets Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended			Year Ended
5/31/12[1]	11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
(Unaudited)
$13.160	$14.970	$12.980	$8.000	$22.910	$21.390

0.067	0.131	0.190	0.068	0.175	0.232
(1.121)	(1.821)	1.831	5.786	(9.321)	7.157
(1.054)	(1.690)	2.021	5.854	(9.146)	7.389

(0.167)	(0.120)	(0.031)	(0.051)	(0.283)	(0.571)
(0.139)	—	—	(0.823)	(5.481)	(5.298)
(0.306)	(0.120)	(0.031)	(0.874)	(5.764)	(5.869)

$11.800	$13.160	$14.970	$12.980	$8.000	$22.910

(8.15% )	(11.42% )	15.69%	80.39%	(53.30% )	46.49%

$1,234,067	$1,672,668	$655,310	$148,662	$45,697	$110,327
1.44%	1.53%	1.60%	1.66%	1.58%	1.72%

1.44%	1.53%	1.60%	1.68%	1.58%	1.72%
0.99%	0.88%	1.35%	0.70%	1.19%	1.22%

0.99%	0.88%	1.35%	0.68%	1.19%	1.22%
10%	19%	27%	37%	37%	108%

Financial highlights
Delaware Global Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/12[1]	11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
(Unaudited)
$8.310	$8.300	$8.050	$5.790	$11.850	$13.260

0.061	0.101	0.067	0.106	0.172	0.145
(0.199)	(0.053)	0.293	2.315	(5.554)	0.663
(0.138)	0.048	0.360	2.421	(5.382)	0.808

(0.092)	(0.038)	(0.110)	(0.161)	(0.138)	(0.066)
—	—	—	—	(0.540)	(2.152)
(0.092)	(0.038)	(0.110)	(0.161)	(0.678)	(2.218)

$8.080	$8.310	$8.300	$8.050	$5.790	$11.850

(1.67% )	0.55%	4.53%	42.14%	(48.12% )	6.96%

$16,138	$17,989	$20,844	$24,823	$22,034	$66,024
1.55%	1.55%	1.55%	1.56%	1.45%	1.45%

1.83%	1.88%	2.07%	2.09%	1.76%	1.57%
1.43%	1.12%	0.84%	1.66%	1.84%	1.22%

1.15%	0.79%	0.32%	1.13%	1.53%	1.10%
37%	40%	50%	47%	78%	31%

Financial highlights
Delaware Global Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/12[1]	11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
(Unaudited)
$8.150	$8.170	$7.940	$5.680	$11.640	$13.070

0.029	0.033	0.007	0.059	0.104	0.057
(0.193)	(0.053)	0.285	2.297	(5.474)	0.665
(0.164)	(0.020)	0.292	2.356	(5.370)	0.722

(0.026)	—	(0.062)	(0.096)	(0.050)	—
—	—	—	—	(0.540)	(2.152)
(0.026)	—	(0.062)	(0.096)	(0.590)	(2.152)

$7.960	$8.150	$8.170	$7.940	$5.680	$11.640

(2.02% )	(0.24% )	3.70%	41.36%	(48.51% )	6.08%

$1,597	$2,365	$3,136	$4,255	$4,103	$10,893
2.30%	2.30%	2.30%	2.31%	2.20%	2.20%

2.53%	2.58%	2.77%	2.79%	2.46%	2.27%
0.68%	0.37%	0.09%	0.91%	1.09%	0.47%

0.45%	0.09%	(0.38% )	0.43%	0.83%	0.40%
37%	40%	50%	47%	78%	31%

Financial highlights
Delaware Global Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/12[1]	11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
(Unaudited)
$8.150	$8.170	$7.940	$5.690	$11.650	$13.090

0.029	0.033	0.007	0.059	0.102	0.057
(0.193)	(0.053)	0.285	2.287	(5.472)	0.655
(0.164)	(0.020)	0.292	2.346	(5.370)	0.712

(0.026)	—	(0.062)	(0.096)	(0.050)	—
—	—	—	—	(0.540)	(2.152)
(0.026)	—	(0.062)	(0.096)	(0.590)	(2.152)

$7.960	$8.150	$8.170	$7.940	$5.690	$11.650

(2.02% )	(0.24% )	3.70%	41.12%	(48.51% )	6.17%

$5,930	$6,745	$8,193	$10,845	$11,260	$39,463
2.30%	2.30%	2.30%	2.31%	2.20%	2.20%

2.53%	2.58%	2.77%	2.79%	2.46%	2.27%
0.68%	0.37%	0.09%	0.91%	1.09%	0.47%

0.45%	0.09%	(0.38% )	0.43%	0.83%	0.40%
37%	40%	50%	47%	78%	31%

Financial highlights
Delaware Global Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/12[1]	11/30/11	11/30/10	11/30/09	11/30/08	11/30/07
(Unaudited)
$8.340	$8.340	$8.080	$5.810	$11.910	$13.310

0.072	0.124	0.087	0.123	0.195	0.176
(0.198)	(0.066)	0.300	2.330	(5.587)	0.673
(0.126)	0.058	0.387	2.453	(5.392)	0.849

(0.114)	(0.058)	(0.127)	(0.183)	(0.168)	(0.097)
—	—	—	—	(0.540)	(2.152)
(0.114)	(0.058)	(0.127)	(0.183)	(0.708)	(2.249)

$8.100	$8.340	$8.340	$8.080	$5.810	$11.910

(1.52% )	0.65%	4.86%	42.46%	(48.03% )	7.12%

$1,654	$1,685	$1,677	$1,390	$1,088	$2,398
1.30%	1.30%	1.30%	1.31%	1.20%	1.20%

1.53%	1.58%	1.77%	1.79%	1.46%	1.27%
1.68%	1.37%	1.09%	1.91%	2.09%	1.47%

1.45%	1.09%	0.62%	1.43%	1.83%	1.40%
37%	40%	50%	47%	78%	31%

Notes to financial statements
Delaware International Funds	May 31, 2012 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware International Value Equity Fund, Delaware Emerging Markets Fund, Delaware Global Value Fund, Delaware Focus Global Growth Fund and Delaware Macquarie Global Infrastructure Fund. These financial statements and the related notes pertain to Delaware International Value Equity Fund, Delaware Emerging Markets Fund and Delaware Global Value Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. As of May 31, 2012, Delaware Global Value Fund has not commenced operations of its Class R shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware International Value Equity Fund is to seek long-term growth without undue risk to principal.

The investment objective of Delaware Emerging Markets Fund and Delaware Global Value Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean. Investment company securities are valued at net asset value per share. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (November 30, 2008–November 30, 2011), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2012.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period.

Notes to financial statements
Delaware International Funds

1. Significant Accounting Policies (continued)

The Funds generally do not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for the financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2012.

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2012, each Fund earned the following amounts under this agreement:

Delaware International	Delaware Emerging	Delaware Global
Value Equity Fund	Markets Fund	Value Fund
$ 354	$ 1,900	$ 64

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective Investment Management Agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund’s average daily net assets as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
On the first $500 million	0.85%	1.25%	0.85%
On the next $500 million	0.80%	1.20%	0.80%
On the next $1.5 billion	0.75%	1.15%	0.75%
In excess of $2.5 billion	0.70%	1.10%	0.70%

Effective March 29, 2012, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed specified percentages of average daily net assets through March 29, 2013 as shown below. These waivers and reimbursements may be terminated only by agreement of the Manager and the Funds and apply only to expenses paid directly by the Funds.

	Delaware International Value Equity Fund	Delaware Emerging Markets Fund	Delaware Global Value Fund
Effective March 29, 2012, operating
expense limitation as a percentage
of average daily net assets
(per annum)	1.21%	None	1.30%
Through March 28, 2012, operating
expense limitation as a percentage
of average daily net assets
(per annum)	1.30%	1.60%	1.30%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in

Notes to financial statements
Delaware International Funds

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended May 31, 2012, each Fund was charged for these services as follows:

Delaware International Value Equity Fund	Delaware Emerging Markets Fund	Delaware Global Value Fund
$5,689	$59,754	$693

DSC also provides dividend disbursing and transfer agency services. The Funds pay DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares, and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit each Fund’s Class A shares’ and Class R shares’ 12b-1 fees through March 29, 2013 to no more than 0.25% and 0.50% of average daily net assets, respectively. Prior to March 29, 2012, Delaware International Value Equity Fund’s Class A shares’ 12b-1 fee had no waiver.

At May 31, 2012, the Funds had liabilities payable to affiliates as follows:

	Delaware International Value Equity Fund	Delaware Emerging Markets Fund	Delaware Global Value Fund
Investment management fees
payable to DMC	$136,351	$2,029,561	$12,452
Dividend disbursing, transfer
agent and fund accounting
oversight fees, and other
expenses payable to DSC	5,134	47,835	625
Distribution fees payable to DDLP	49,900	257,418	10,252
Other expenses payable to DMC
and affiliates*	54,769	71,732	1,621

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Funds by DMC and/or its affiliates’ employees. For the six months ended May 31, 2012, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware International	Delaware Emerging	Delaware Global
Value Equity Fund	Markets Fund	Value Fund
$3,381	$35,951	$409

For the six months ended May 31, 2012, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware International Value Equity Fund	Delaware Emerging Markets Fund	Delaware Global Value Fund
$4,097	$39,180	$1,237

For the six months ended May 31, 2012, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware International Value Equity Fund	Delaware Emerging Markets Fund	Delaware Global Value Fund
Class A	$9	$34	$1
Class B	504	1,427	1,718
Class C	232	11,010	72

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For six months ended May 31, 2012, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Purchases	$28,767,642	$241,042,826	$10,419,687
Sales	44,229,906	677,298,772	13,748,507

At May 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2012, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware International Value Equity Fund	Delaware Emerging Markets Fund	Delaware Global Value Fund
Cost of investments	$241,507,264	$2,540,981,854	$27,020,800
Aggregate unrealized appreciation	$23,805,259	$149,455,278	$2,328,351
Aggregate unrealized depreciation	(51,925,203)	(642,612,267)	(2,887,480)
Net unrealized depreciation	$(28,119,944)	$(493,156,989)	$(559,129)

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market

Notes to financial statements
Delaware International Funds

3. Investments (continued)

participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of May 31, 2012:

	Delaware International Value Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stock	$201,806,788	$—	$—	$201,806,788
Short-Term Investments	—	6,359,468	—	6,359,468
Securities Lending Collateral	—	5,221,064	—	5,221,064
Total	$201,806,788	$11,580,532	$—	$213,387,320

Foreign Currency
Exchange Contract	$—	$(1)	$—	$(1)

	Delaware Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Common Stock	$1,719,746,772	$29,105,276	$—	$1,748,852,048
Convertible Preferred Stock	—	7,175,000	—	7,175,000
Preferred Stock	47,146,373	9,537,672	—	56,684,045
Short-Term Investments	—	30,609,000	—	30,609,000
Securities Lending Collateral	—	204,504,772	—	204,504,772
Total	$1,766,893,145	$280,931,720	$—	$2,047,824,865

Foreign Currency
Exchange Contracts	$—	$(1,931)	$—	$(1,931)

	Delaware Global Value Fund
	Level 1	Level 2	Level 3	Total
Common Stock	$24,729,422	$—	$—	$24,729,422
Short-Term Investment	—	710,056	—	710,056
Securities Lending Collateral	—	1,022,193	—	1,022,193
Total	$24,729,422	$1,732,249	$—	$26,461,671

Foreign Currency
Exchange Contract	$—	$(1)	$—	$(1)

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation) for Delaware International Value Equity Fund and Delaware Global Value Fund.

A reconciliation of Level 3 investments is presented when the Funds had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

Notes to financial statements
Delaware International Funds

3. Investments (continued)

During the six months ended May 31, 2012, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Funds. This does not include transfers between Level 1 investments and Level 2 investments due to the Funds utilizing international fair value pricing during the period. International fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the fair valuation procedures described in Note 1, causing a change in classification between levels.

During the six months ended May 31, 2012, transfers out of Level 3 investments into Level 2 investments were made in the amount of $10,044,995 for Delaware Emerging Markets Fund. This was due to the Fund’s pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. There were no transfers between Level 2 investments and Level 3 investments that had a material impact to Delaware International Value Equity Fund and Delaware Global Value Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a), quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2012 and the year ended November 30, 2011 was as follows:

	Delaware International Value Equity Fund	Delaware Emerging Markets Fund	Delaware Global Value Fund
Six Months Ended May 31, 2012:*
Ordinary income	$4,164,251	$31,044,861	$247,384
Long-term capital gain	—	20,520,276	—
Total	$4,164,251	$51,565,137	$247,384

Year Ended November 30, 2011:
Ordinary income	$2,923,827	$8,820,716	$105,611

*Tax information for the six months ended May 31, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2012, the estimated components of net assets on a tax basis were as follows:

	Delaware International Value Equity Fund	Delaware Emerging Markets Fund	Delaware Global Value Fund
Shares of beneficial interest	$440,615,663	$2,383,826,014	$53,508,840
Undistributed ordinary income	2,162,844	8,816,905	150,189
Realized gains
(losses) 12/1/11-5/31/12	(5,002,474)	(38,265,612)	541,703
Capital loss carryforwards
as of 11/30/11	(201,191,090)	—	(28,322,037)
Unrealized depreciation	(28,120,019)	(493,634,224)	(559,967)
Net assets	$208,464,924	$1,860,743,083	$25,318,728

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of unrealized gain on passive foreign investment companies.

Notes to financial statements
Delaware International Funds

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2012, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	Delaware International Value Equity Fund	Delaware Emerging Markets Fund	Delaware Global Value Fund
Undistributed net investment income	$(237,932)	$(1,411,318)	$(19,065)
Accumulated net realized gain (loss)	237,932	1,411,318	19,065

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2011 will expire as follows:

Years of Expiration	Delaware International Value Equity Fund	Delaware Emerging Markets Fund	Delaware Global Value Fund
2016	$79,163,033	$—	$15,779,360
2017	113,289,581	—	12,542,677
2019	8,738,476	—	—
Total	$201,191,090	$—	$28,322,037

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

For the six months ended May 31, 2012, the Funds had capital gains (losses), which may increase (decrease) capital loss carryforwards as follows:

Delaware International	Delaware Global
Value Equity Fund	Value Fund
$(5,002,474)	$541,703

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware International Value Equity Fund		Delaware Emerging Markets Fund		Delaware Global Value Fund
	Six Months Ended 5/31/12	Year Ended 11/30/11	Six Months Ended 5/31/12	Year Ended 11/30/11	Six Months Ended 5/31/12	Year Ended 11/30/11
Shares sold:
Class A	641,426	1,571,995	5,715,066	22,435,480	125,467	360,351
Class B	1,531	11,462	2,359	17,284	—	4,527
Class C	133,961	165,866	989,240	4,282,005	13,392	95,296
Class R	30,205	67,047	65,632	134,090	—	—
Institutional Class	1,262,295	2,668,680	32,925,353	115,664,664	18,310	49,619

Shares issued upon reinvestment of dividends and distributions:
Class A	170,562	89,670	780,059	185,259	22,127	9,357
Class B	4,265	1,352	12,693	—	671	—
Class C	31,692	8,304	198,577	—	2,257	—
Class R	3,556	1,786	2,202	110	—	—
Institutional Class	177,439	127,602	1,314,579	177,343	2,671	1,237
	2,456,932	4,713,764	42,005,760	142,896,235	184,895	520,387

Shares repurchased:
Class A	(1,517,131)	(3,314,357)	(8,941,668)	(17,847,326)	(314,959)	(714,809)
Class B	(110,499)	(239,798)	(221,984)	(286,461)	(90,115)	(98,098)
Class C	(429,419)	(856,596)	(2,825,563)	(4,390,030)	(98,086)	(270,297)
Class R	(50,293)	(122,619)	(21,768)	(49,489)	—	—
Institutional Class	(1,671,812)	(6,189,190)	(56,766,245)	(32,479,648)	(18,791)	(50,060)
	(3,779,154)	(10,722,560)	(68,777,228)	(55,052,954)	(521,951)	(1,133,264)
Net increase
(decrease)	(1,322,222)	(6,008,796)	(26,771,468)	87,843,281	(337,056)	(612,877)

Notes to financial statements
Delaware International Funds

6. Capital Shares (continued)

For the six months ended May 31, 2012 and the year ended November 30, 2011, the following shares and values were converted from Class B shares to Class A shares. The amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six months Ended 5/31/12			Year Ended 11/30/11
	Class B Shares	Class A Shares	Value	Class B Shares	Class A Shares	Value
Delaware International
Value Equity Fund	25,530	25,183	$277,264	81,945	80,709	$986,737
Delaware Emerging
Markets Fund	61,873	58,732	803,699	50,416	47,803	713,921
Delaware Global
Value Fund	57,008	56,229	505,855	17,503	17,228	153,728

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 13, 2012. The Funds had no amounts outstanding as of May 31, 2012 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Funds’ maximum risk of loss from counterparty credit risk is the value of their currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

See the statements of operations on page 33 for realized and unrealized gain (loss) on derivatives.

Derivatives Generally. The tables below summarize the average balance of derivative holdings by the Funds during the six months ended May 31, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended May 31, 2012.

	Asset Derivative Volume
	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Foreign currency exchange contracts
(average cost)	$302,338	$1,007,449	$57,094

	Liability Derivative Volume
	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Foreign currency exchange contracts
(average cost)	$436,625	$3,774,488	$54,268

9. Securities Lending

Each Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Notes to financial statements
Delaware International Funds

9. Securities Lending (continued)

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Funds’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (the Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Funds’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Funds can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to the changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Funds may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Funds may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Funds would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall.

At May 31, 2012, the values of securities on loan and the values of invested collateral for each Fund are presented below, for which cash collateral was received and invested in accordance with the Lending Agreement. These investments are presented on the statements of net assets under the caption “Securities Lending Collateral”.

	Delaware International Value Equity Fund	Delaware Emerging Markets Fund	Delaware Global Value Fund
Values of securities on loan	$6,316,436	$196,099,078	$1,136,944
Values of invested collateral	5,221,064	204,504,772	1,022,193

10. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

11. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2012 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)
Delaware International Funds

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Global & International Funds (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware Global Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s website at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Semiannual report Delaware Focus Global Growth Fund May 31, 2012 Global / international equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

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Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Focus Global Growth Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Focus Global Growth Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/country and sector allocations	3
Statement of net assets	4
Statement of operations	8
Statements of changes in net assets	10
Financial highlights	12
Notes to financial statements	18
Other Fund information	29
About the organization	30

Unless otherwise noted, views expressed herein are current as of May 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from December 1, 2011 to May 31, 2012

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2011 to May 31, 2012.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Focus Global Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/11	5/31/12	Expense Ratio	12/1/11 to 5/31/12*
Actual Fund return
Class A	$1,000.00	$1,037.30	1.55%	$7.89
Class C	1,000.00	1,033.10	2.30%	11.69
Class R	1,000.00	1,035.90	1.80%	9.16
Institutional Class	1,000.00	1,038.60	1.30%	6.63
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.25	1.55%	$7.82
Class C	1,000.00	1,013.50	2.30%	11.58
Class R	1,000.00	1,016.00	1.80%	9.07
Institutional Class	1,000.00	1,018.50	1.30%	6.56

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2

Security type/country and sector allocations
Delaware Focus Global Growth Fund	As of May 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/country	Percentage of net assets
Common Stock	100.50%
Australia	2.22%
Brazil	2.78%
China	1.01%
Denmark	2.41%
Finland	5.35%
France	7.49%
India	1.77%
Ireland	2.85%
Netherlands	2.38%
Switzerland	12.27%
Taiwan	2.47%
United Kingdom	10.79%
United States	46.71%
Short-Term Investments	3.26%
Total Value of Securities	103.76%
Liabilities Net of Receivables and Other Assets	(3.76%)
Total Net Assets	100.00%

Common stock by sector
Consumer Discretionary	12.21%
Consumer Staples	2.68%
Energy	2.38%
Financials	18.64%
Healthcare	10.20%
Industrials	18.83%
Information Technology	26.91%
Materials	5.34%
Telecommunication Services	3.31%
Total	100.50%

3

Statement of net assets
Delaware Focus Global Growth Fund	May 31, 2012 (Unaudited)

	Number of shares	Value (U.S. $)
ΔCommon Stock – 100.50%
Australia – 2.22%
BHP Billiton ADR	8,230	$506,392
		506,392
Brazil – 2.78%
BM&F Bovespa	132,700	634,661
		634,661
China – 1.01%
† Ctrip.com International ADR	12,465	229,356
		229,356
Denmark – 2.41%
Novo Nordisk Class B	4,140	550,700
		550,700
Finland – 5.35%
Kone Class B	12,761	711,990
Outotec	12,930	508,015
		1,220,005
France – 7.49%
Danone	9,525	611,044
Edenred	22,290	587,931
LVMH Moet Hennessy Louis Vuitton	3,442	508,088
		1,707,063
India – 1.77%
Infosys Technologies ADR	9,600	404,160
		404,160
Ireland – 2.85%
Experian	46,534	648,818
		648,818
Netherlands – 2.38%
Core Laboratories	4,238	542,040
		542,040
Switzerland – 12.27%
† Julius Baer Group	13,570	425,446
Kuehne & Nagel International	5,090	540,670
Roche Holding	3,161	493,240
SGS	348	627,192
Syngenta ADR	11,050	710,626
		2,797,174

4

		Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
Taiwan – 2.47%
	Taiwan Semiconductor Manufacturing ADR	41,060	$563,754
			563,754
United Kingdom – 10.79%
	Admiral Group	36,766	588,526
	Aggreko	19,930	674,900
	Compass Group	56,536	553,970
	Intertek Group	15,800	643,853
			2,461,249
United States – 46.71%
†	Adobe Systems	15,050	467,303
	Allergan	7,085	639,421
†	Apollo Group Class A	7,950	252,969
†	Apple	2,160	1,247,897
†	Crown Castle International	13,830	755,118
†	Google Class A	1,065	618,616
†	IntercontinentalExchange	4,600	563,270
	Intuit	11,040	620,779
	MasterCard Class A	2,020	821,150
†	MSCI Class A	16,810	568,346
	NIKE Class B	4,780	517,100
	Perrigo	6,200	644,118
†	Polycom	23,325	266,838
†	priceline.com	1,155	722,441
	QUALCOMM	12,620	723,252
†	Teradata	10,300	684,744
†	VeriFone Systems	14,940	539,483
			10,652,845
Total Common Stock (cost $20,941,986)			22,918,217

		Principal amount (U.S. $)
Short-Term Investments – 3.26%
≠Discount Notes – 1.70%
	Federal Home Loan Bank
	0.090% 6/6/12	$259,821	259,821
	0.115% 6/29/12	128,655	128,654
			388,475

5

Statement of net assets
Delaware Focus Global Growth Fund

Principal amount (U.S. $)		Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 1.56%
Bank of America 0.18%, dated 5/31/12,
to be repurchased on 6/1/12, repurchase
price $80,775 (collateralized by U.S.
government obligations 3.50% 2/15/18;
market value $82,390)	$80,774	$80,774
BNP Paribas 0.19%, dated 5/31/12,
to be repurchased on 6/1/12, repurchase
price $275,227 (collateralized by U.S.
government obligations 1.50%-2.00%
3/31/19-2/15/22; market value $280,730)	275,226	275,226
		356,000
Total Short-Term Investments (cost $744,462)		744,475

Total Value of Securities – 103.76%
(cost $21,686,448)		23,662,692
Liabilities Net of Receivables and
Other Assets – (3.76%)		(858,379	)«
Net Assets Applicable to 1,595,227
Shares Outstanding – 100.00%		$22,804,313

Net Asset Value – Delaware Focus Global Growth Fund
Class A ($14,060,481 / 984,613 Shares)		$14.28
Net Asset Value – Delaware Focus Global Growth Fund
Class C ($402,662 / 28,508 Shares)		$14.12
Net Asset Value – Delaware Focus Global Growth Fund
Class R ($5,146 / 362 Shares)		$14.22
Net Asset Value – Delaware Focus Global Growth Fund
Institutional Class ($8,336,024 / 581,744 Shares)		$14.33

Components of Net Assets at May 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)		$21,200,326
Undistributed net investment income		38,627
Accumulated net realized loss on investments		(408,461)
Net unrealized appreciation of investments and foreign currencies		1,973,821
Total net assets		$22,804,313

6

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 3 in “Security type/country and sector allocations.”
† Non income producing security.
≠ The rate shown is the effective yield at the time of purchase.
« Includes foreign currency valued at $16,396 with a cost of $16,865.

Net Asset Value and Offering Price Per Share –
Delaware Focus Global Growth Fund
Net asset value Class A (A)	$14.28
Sales charge (5.75% of offering price) (B)	0.87
Offering price	$15.15

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

ADR — American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

7

Statement of operations
Delaware Focus Global Growth Fund	Six Months Ended May 31, 2012 (Unaudited)

Investment Income:
Dividends	$204,018
Interest	670
Foreign tax withheld	(18,255)
186,433

Expenses:
Management fees	77,869
Registration fees	39,504
Distribution expenses – Class A	14,683
Distribution expenses – Class C	1,062
Distribution expenses – Class R	16
Dividend disbursing and transfer agent fees and expenses	8,140
Reports and statements to shareholders	5,310
Custodian fees	5,203
Audit and tax	4,951
Dues and services	3,686
Accounting and administration expenses	3,584
Pricing fees	1,253
Legal fees	556
Trustees’ fees	440
Insurance fees	141
Consulting fees	58
Trustees’ expenses	22
166,478
Less fees waived	(31,918)
Less waived distribution expenses – Class A	(2,447)
Less waived distribution expenses – Class R	(2)
Less expense paid indirectly	(2)
Total operating expenses	132,109
Net Investment Income	54,324

8

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(404,514)
Foreign currencies	9,435
Foreign currency exchange contracts	(25,132)
Net realized loss	(420,211)
Net change in unrealized appreciation (depreciation) on:
Investments	28,765
Foreign currencies	(1,790)
Net change in unrealized appreciation (depreciation)	26,975
Net Realized and Unrealized Loss	(393,236)

Net Decrease in Net Assets Resulting from Operations	$(338,912)

See accompanying notes, which are an integral part of the financial statements.

9

Statements of changes in net assets
Delaware Focus Global Growth Fund

	Six Months	Year
	Ended	Ended
	5/31/12	11/30/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$54,324	$15,050
Net realized gain (loss)	(420,211)	81,640
Net change in unrealized appreciation (depreciation)	26,975	(208,076)
Net decrease in net assets resulting from operations	(338,912)	(111,386)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(4,926)
Institutional Class	—	(9,758)

Net realized gain on investments:
Class A	(58,730)	(71,427)
Class C	(620)	—
Class R	(40)	—
Institutional Class	(58,539)	(141,494)
	(117,929)	(227,605)

Capital Share Transactions:
Proceeds from shares sold:
Class A	11,040,156	6,470,517
Class C*	380,135	70,629
Class R*	—	5,042
Institutional Class	1,184,282	2,877,749

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	52,125	51,610
Class C	620	—
Class R	40	—
Institutional Class	58,081	151,251
	12,715,439	9,626,798

10

	Six Months	Year
	Ended	Ended
	5/31/12	11/30/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(4,716,070)	$(290,472)
Class C	(24,224)	—
Institutional Class	(366,855)	(538,155)
	(5,107,149)	(828,627)
Increase in net assets derived from capital share transactions	7,608,290	8,798,171
Net Increase in Net Assets	7,151,449	8,459,180

Net Assets:
Beginning of period	15,652,864	7,193,684
End of period (including undistributed net investment
income of $38,627 and $—, respectively)	$22,804,313	$15,652,864

*Class C and Class R commenced operations on December 29, 2010.

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights
Delaware Focus Global Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment gain (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

12

Six Months			12/29/08[2]
Ended	Year Ended		to
5/31/12[1]	11/30/11	11/30/10	11/30/09
(Unaudited)
$13.880	$13.720	$12.470	$8.500

0.037	—	0.025	0.050
0.474	0.594	2.422	3.920
0.511	0.594	2.447	3.970

—	(0.028)	(0.027)	—
(0.111)	(0.406)	(1.170)	—
(0.111)	(0.434)	(1.197)	—

$14.280	$13.880	$13.720	$12.470

3.73%	4.28%	21.31%	46.71%

$14,060	$8,244	$2,413	$2,498
1.55%	1.51%	1.20%	1.20%

1.95%	2.78%	2.04%	2.54%
0.49%	0.00%	0.20%	0.52%

0.09%	(1.27% )	(0.64% )	(0.82% )
17%	18%	30%	45%

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

13

Financial highlights
Delaware Focus Global Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months	12/29/10[2]
	Ended	to
	5/31/12[1]	11/30/11
	(Unaudited)
Net asset value, beginning of period	$13.780	$14.120

Income (loss) from investment operations:
Net investment loss[3]	(0.018)	(0.108)
Net realized and unrealized gain (loss)	0.469	(0.232)
Total from investment operations	0.451	(0.340)

Less dividends and distributions from:
Net realized gain	(0.111)	—
Total dividends and distributions	(0.111)	—

Net asset value, end of period	$14.120	$13.780

Total return[4]	3.31%	(2.41% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$403	$68
Ratio of expenses to average net assets	2.30%	2.30%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.65%	3.52%
Ratio of net investment loss to average net assets	(0.26% )	(0.85% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.61% )	(2.07% )
Portfolio turnover	17%	18% [5]

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5] Portfolio turnover is representative of the Fund for the entire period from December 1, 2010 through November 30, 2011.

See accompanying notes, which are an integral part of the financial statements.

14

Financial highlights
Delaware Focus Global Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months	12/29/10[2]
	Ended	to
	5/31/12[1]	11/30/11
	(Unaudited)
Net asset value, beginning of period	$13.840	$14.120

Income (loss) from investment operations:
Net investment income (loss)[3]	0.017	(0.043)
Net realized and unrealized gain (loss)	0.474	(0.237)
Total from investment operations	0.491	(0.280)

Less dividends and distributions from:
Net realized gain	(0.111)	—
Total dividends and distributions	(0.111)	—

Net asset value, end of period	$14.220	$13.840

Total return[4]	3.59%	(1.98% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5	$5
Ratio of expenses to average net assets	1.80%	1.80%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.25%	3.12%
Ratio of net investment income (loss) to average net assets	0.24%	(0.35% )
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.21% )	(1.67% )
Portfolio turnover	17%	18% [5]

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.
[5] Portfolio turnover is representative of the Fund for the entire period from December 1, 2010 through November 30, 2011.

See accompanying notes, which are an integral part of the financial statements.

15

Financial highlights
Delaware Focus Global Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six Months			12/29/08[2]
Ended	Year Ended		to
5/31/12[1]	11/30/11	11/30/10	11/30/09
(Unaudited)
$13.910	$13.720	$12.470	$8.500

0.055	0.038	0.025	0.050
0.476	0.586	2.422	3.920
0.531	0.624	2.447	3.970

—	(0.028)	(0.027)	—
(0.111)	(0.406)	(1.170)	—
(0.111)	(0.434)	(1.197)	—

$14.330	$13.910	$13.720	$12.470

3.86%	4.51%	21.31%	46.71%

$8,336	$7,336	$4,781	$2,334
1.30%	1.28%	1.20%	1.20%

1.65%	2.47%	1.74%	2.24%
0.74%	0.27%	0.20%	0.52%

0.39%	(0.92% )	(0.34% )	(0.52% )
17%	18%	30%	45%

17

Notes to financial statements
Delaware Focus Global Growth Fund	May 31, 2012 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware Focus Global Growth Fund, Delaware International Value Equity Fund, Delaware Emerging Markets Fund, Delaware Global Value Fund and Delaware Macquarie Global Infrastructure Fund. These financial statements and the related notes pertain to the Delaware Focus Global Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

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Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2009 – November 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2012.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

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Notes to financial statements
Delaware Focus Global Growth Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2012.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2012, the Fund earned $2 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Fund, 0.80% on the next $500 million, 0.75% on the next $1.5 billion and 0.70% on the average daily net assets in excess of $2.5 billion.

DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses and certain other expenses) did not exceed 1.30% of average daily net assets of the Fund through March 29, 2013. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

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Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2012, the Fund was charged $450 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of Class C shares, and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 29, 2013 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50% respectively, of average daily net assets.

At May 31, 2012, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$13,718
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	576
Distribution fees payable to DDLP	3,530
Other expenses payable to DMC and affiliates*	738

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2012, the Fund was charged $248 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2012, DDLP earned $6,854 for commissions on sales of the Fund’s Class A shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

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Notes to financial statements
Delaware Focus Global Growth Fund

3. Investments

For the six months ended May 31, 2012, the Fund made purchases of $11,287,759 and sales of $2,959,887 of investment securities other than short-term investments.

At May 31, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2012, the cost of investments was $21,798,790. At May 31, 2012, the net unrealized appreciation was $1,863,902, of which $3,376,455 related to unrealized appreciation of investments and $1,512,553 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

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The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2012:

	Level 1	Level 2	Total
Common Stock	$22,918,217	$—	$22,918,217
Short-Term Investments	—	744,475	744,475
Total	$22,918,217	$744,475	$23,662,692

There were no unobservable inputs used to value investments at the beginning or end of the year.

During the six months ended May 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from gains on foreign currency transactions and net short-term gains on sales of investment

23

Notes to financial statements
Delaware Focus Global Growth Fund

4. Dividend and Distribution Information (continued)

securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2012 and the year ended November 30, 2011 was as follows:

	Six Months
	Ended	Year Ended
	5/31/12*	11/30/11
Ordinary income	$—	$85,591
Long-term capital gain	117,929	142,014
	$117,929	$227,605

*Tax information for the six months ended May 31, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$21,200,326
Undistributed ordinary income	38,627
Realized loss 12/1/11 – 5/31/12	(296,119)
Unrealized appreciation	1,861,479
Net assets	$22,804,313

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and tax treatment of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2012, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Paid-in capital	$(10,818)
Undistributed net investment income	(15,697)
Accumulated net realized loss	26,515

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6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/12	11/30/11
Shares sold:
Class A	722,254	435,652
Class C	25,173	4,923
Class R	—	359
Institutional Class	76,010	207,834

Shares issued upon reinvestment of dividends and distributions:
Class A	3,855	3,663
Class C	46	—
Class R	3	—
Institutional Class	4,317	10,734
	831,658	663,165

Shares repurchased:
Class A	(335,490)	(21,250)
Class C	(1,634)	—
Class R	—	—
Institutional Class	(25,963)	(39,695)
	(363,087)	(60,945)
Net increase	468,571	602,220

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expires on November 13, 2012. The Fund had no amounts outstanding as of May 31, 2012, or at any time during the period then ended.

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Notes to financial statements
Delaware Focus Global Growth Fund

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the period ended May 31, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the period ended May 31, 2012.

	Asset Derivative	Liability Derivative
	Volume	Volume
Foreign currency exchange contracts (average cost)	$78,951	$9,604

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the

26

following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the period ended May 31, 2012, the Fund had no securities out on loan.

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Notes to financial statements
Delaware Focus Global Growth Fund

10. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2012, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2012 that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information
(Unaudited)
Delaware Focus Global Growth Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Global & International Funds (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending November 30, 2010. During the fiscal year ended November 30, 2009, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

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About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Focus Global Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

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Semiannual report Delaware Macquarie Global Infrastructure Fund May 31, 2012 Alternative / specialty mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Macquarie Global Infrastructure Fund at www.delawareinvestments.com.

Manage your investments online
  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Macquarie Global Infrastructure Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/country and sector allocations	3
Statement of net assets	5
Statement of operations	10
Statements of changes in net assets	12
Financial highlights	14
Notes to financial statements	22
About the organization	33

Unless otherwise noted, views expressed herein are current as of May 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from December 1, 2011 to May 31, 2012

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2011 to May 31, 2012.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Macquarie Global Infrastructure Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/11	5/31/12	Expense Ratio	12/1/11 to 5/31/12*
Actual Fund return
Class A	$1,000.00	$1,008.30	1.45%	$7.28
Class C	1,000.00	1,005.80	2.20%	11.03
Class R	1,000.00	1,007.60	1.70%	8.53
Institutional Class	1,000.00	1,011.10	1.20%	6.03
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.75	1.45%	$7.31
Class C	1,000.00	1,014.00	2.20%	11.08
Class R	1,000.00	1,016.50	1.70%	8.57
Institutional Class	1,000.00	1,019.00	1.20%	6.06

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2

Security type/country and sector allocations
Delaware Macquarie Global Infrastructure Fund	As of May 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/country	Percentage of net assets
Common Stock	93.63%
Australia	11.66%
Brazil	2.69%
Canada	7.14%
China	8.87%
France	6.82%
Germany	5.97%
Italy	3.21%
Japan	4.37%
Mexico	0.55%
Netherlands	1.51%
Singapore	1.08%
Spain	3.75%
Switzerland	1.43%
United Kingdom	8.76%
United States	25.82%
U.S. Master Limited Partnerships	2.27%
Warrant	0.14%
Short-Term Investments	2.03%
Total Value of Securities	98.07%
Receivables and Other Assets Net of Liabilities	1.93%
Total Net Assets	100.00%

3

Security type/country and sector allocations
Delaware Macquarie Global Infrastructure Fund

Common stock and limited partnerships by sector²	Percentage of net assets
Commercial Services & Supplies	1.28%
Construction & Engineering	0.85%
Electric Utilities	14.00%
Gas Utilities	3.08%
Industrial Conglomerates	2.55%
Multi-Utilities	13.62%
Oil, Gas & Consumable Fuels	17.61%
Real Estate Investment Trusts	0.53%
Road & Rail	3.04%
Transportation Infrastructure	35.09%
Water Utilities	3.87%
Wireless Telecommunication Services	0.52%
Total	96.04%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

4

Statement of net assets
Delaware Macquarie Global Infrastructure Fund	May 31, 2012 (Unaudited)

	Number of shares	Value (U.S. $)
ΔCommon Stock – 93.63%
Australia – 11.66%
Asciano	139,467	$616,686
Australian Infrastructure Fund	169,298	387,486
# Spark Infrastructure Group 144A	203,521	304,267
Sydney Airport	128,508	362,965
Transurban Group	339,053	1,869,049
		3,540,453
Brazil – 2.69%
Energias do Brasil	58,800	367,481
† LLX Logistica	308,100	357,315
Ultrapar Participacoes ADR	4,528	92,462
		817,258
Canada – 7.14%
Enbridge	28,563	1,128,364
TransCanada	25,355	1,038,940
		2,167,304
*China – 8.87%
Beijing Capital International Airport	350,200	220,636
Beijing Enterprises Holdings	135,000	774,878
China Merchants Holdings International	72,397	219,666
COSCO Pacific	514,000	630,451
Dalian Port PDA	1,350,000	293,949
ENN Energy Holdings	20,000	77,304
Jiangsu Expressway	502,300	478,255
		2,695,139
France – 6.82%
Aeroports de Paris	9,486	686,765
GDF Suez	35,312	697,408
Groupe Eurotunnel	55,764	428,813
Vinci	6,496	259,442
		2,072,428
Germany – 5.97%
E.ON	41,306	754,765
Fraport Frankfurt Airport Services Worldwide	14,536	734,828
Hamburger Hafen und Logistik	12,954	325,105
		1,814,698

5

Statement of net assets
Delaware Macquarie Global Infrastructure Fund

	Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
Italy – 3.21%
Atlantia	73,403	$906,120
SIAS	11,358	69,423
		975,543
Japan – 4.37%
Japan Airport Terminal	9,939	110,610
Kamigumi	33,000	256,487
Osaka Gas	75,000	293,855
Tokyo Gas	76,000	360,818
West Japan Railway	7,793	305,832
		1,327,602
Mexico – 0.55%
† OHL Mexico	152,580	167,203
		167,203
Netherlands – 1.51%
Koninklijke Vopak	7,766	457,685
		457,685
Singapore – 1.08%
Hutchison Port Holdings Trust	458,000	327,470
		327,470
Spain – 3.75%
Abertis Infraestructuras	73,334	933,374
Enagas	13,124	204,924
		1,138,298
Switzerland – 1.43%
Flughafen Zuerich	1,300	433,869
		433,869
United Kingdom – 8.76%
Centrica	124,901	595,374
National Grid	93,814	939,474
Severn Trent	20,298	538,193
SSE	16,342	333,096
United Utilities Group	25,286	255,947
		2,662,084
United States – 25.82%
American Electric Power	12,667	487,806
American Tower	2,500	162,200
American Water Works	11,125	380,586
Corrections Corporation of America	14,879	387,896

6

	Number of shares	Value (U.S. $)
ΔCommon Stock (continued)
United States (continued)
† Crown Castle International	2,900	$158,340
Dominion Resources	6,530	339,952
Duke Energy	25,200	553,896
Exelon	21,100	780,278
ITC Holdings	2,190	151,001
Kinder Morgan	19,574	669,226
NextEra Energy	12,330	805,642
PG&E	18,460	806,702
Public Service Enterprise Group	90	2,807
Southern	10,200	468,282
Spectra Energy	33,340	957,191
Williams	24,000	732,720
		7,844,525
Total Common Stock (cost $30,441,592)		28,441,559

U.S. Master Limited Partnerships – 2.27%
El Paso Pipeline Partners	3,694	121,200
Enbridge Energy Partners	4,500	131,580
Enterprise Products Partners	4,665	227,466
Magellan Midstream Partners	3,025	208,150
Total U.S. Master Limited Partnerships (cost $684,655)		688,396

Warrant – 0.14%
† Kinder Morgan	18,112	41,295
Total Warrant (cost $32,420)		41,295

	Principal
	amount (U.S. $)
Short-Term Investments – 2.03%
Repurchase Agreements – 2.03%
Bank of America 0.18%, dated 5/31/12, to be repurchased
on 6/1/12, repurchase price $140,221 (collateralized
by U.S. government obligations 3.50% 2/15/18;
market value $143,025)	$140,221	140,221

7

Statement of net assets
Delaware Macquarie Global Infrastructure Fund

	Principal
	amount (U.S. $)	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 0.19%, dated 5/31/12, to be repurchased on
6/1/12, repurchase price $477,782 (collateralized by U.S.
government obligations 1.50%-2.00% 3/31/19-2/15/22;
market value $487,335)	$477,779	$477,779
Total Short-Term Investments (cost $618,000)		618,000

Total Value of Securities – 98.07% (cost $31,776,667)		29,789,250
Receivables and Other Assets
Net of Liabilities – 1.93%		586,154	«
Net Assets Applicable to 3,475,356
Shares Outstanding – 100.00%		$30,375,404

Net Asset Value – Delaware Macquarie Global Infrastructure Fund
Class A ($1,920,316 / 219,830 Shares)		$8.74
Net Asset Value – Delaware Macquarie Global Infrastructure Fund
Class C ($660,334 / 75,813 Shares)		$8.71
Net Asset Value – Delaware Macquarie Global Infrastructure Fund
Class R ($5,272 / 604.27 Shares)		$8.72
Net Asset Value – Delaware Macquarie Global Infrastructure Fund
Institutional Class ($27,789,482 / 3,179,109 Shares)		$8.74

Components of Net Assets at May 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)		$31,847,809
Undistributed net investment income		391,081
Accumulated net realized gain on investments		127,308
Net unrealized depreciation of investments and derivatives		(1,990,794)
Total net assets		$30,375,404

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 3 in “Security type/country and sector allocations.”
†	Non income producing security.
*	Securities listed and traded on the Hong Kong Stock Exchange.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2012, the aggregate value of Rule 144A securities was $304,267, which represented 1.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

«	Includes foreign currency valued at $43,432 with a cost of $43,997.

8

Net Asset Value and Offering Price Per Share –
Delaware Macquarie Global Infrastructure Fund
Net asset value Class A (A)	$8.74
Sales charge (5.75% of offering price) (B)	0.53
Offering price	$9.27

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

The following foreign currency exchange contract was outstanding at May 31, 2012:1

Foreign Currency Exchange Contract

					Unrealized
					Appreciation
Counterparty	Contract to Receive (Deliver)	In Exchange For		Settlement Date	(Depreciation)
MNB	CAD 1,143	USD	(1,105)	6/1/12	$2

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
ADR — American Depositary Receipt
CAD — Canadian Dollar
MNB — Mellon National Bank
USD — United States Dollar

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations
Delaware Macquarie Global Infrastructure Fund	Six Months Ended May 31, 2012 (Unaudited)

Investment Income:
Dividends	$597,896
Interest	663
Foreign tax withheld	(45,110)	$553,449
Expenses:
Management fees	128,048
Registration fees	30,426
Custodian fees	16,417
Dividend disbursing and transfer agent fees and expenses	13,126
Reports and statements to shareholders	10,746
Audit and tax	7,509
Accounting and administration expenses	5,565
Distribution expenses – Class A	2,277
Distribution expenses – Class C	3,042
Distribution expenses – Class R	16
Dues and services	4,261
Pricing fees	1,707
Legal fees	917
Trustees’ fees	692
Insurance fees	147
Consulting fees	91
Trustees’ expenses	33	225,020
Less fees waived		(49,392)
Less waived distribution expenses – Class A		(379)
Less waived distribution expenses – Class R		(3)
Less expense paid indirectly		(24)
Total operating expenses		175,222
Net Investment Income		378,227
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments		243,411
Foreign currencies		93,378
Foreign currency exchange contracts		(58,981)
Net realized gain		277,808
Net change in unrealized appreciation (depreciation) on:
Investments		(849,231)
Foreign currencies		(3,354)
Foreign currency exchange contracts		481
Net change in unrealized appreciation (depreciation)		(852,104)
Net Realized and Unrealized Loss		(574,296)
Net Decrease in Net Assets Resulting from Operations		$(196,069)

See accompanying notes, which are an integral part of the financial statements.

10

Statements of changes in net assets
Delaware Macquarie Global Infrastructure Fund

	Six Months	Year
	Ended	Ended
	5/31/12	11/30/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$378,227	$341,168
Net realized gain	277,808	99,108
Net change in unrealized appreciation (depreciation)	(852,104)	(1,203,230)
Net decrease in net assets resulting from operations	(196,069)	(762,954)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,743)	(20,230)
Class C	(576)	(3,307)
Class R	(15)	(85)
Institutional Class	(76,860)	(197,000)

Net realized gain:
Class A	(16,156)	(4,796)
Class C	(6,274)	(806)
Class R	(65)	(35)
Institutional Class	(232,713)	(14,568)
	(337,402)	(240,827)

Capital Share Transactions:
Proceeds from shares sold:
Class A	916,624	950,921
Class C	222,873	430,926
Class R	—	4
Institutional Class	18,323,706	18,990,254

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	20,003	24,679
Class C	6,367	4,073
Class R	80	120
Institutional Class	304,652	210,391
	19,794,305	20,611,368

12

	Six Months	Year
	Ended	Ended
	5/31/12	11/30/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(274,880)	$(305,655)
Class C	(63,713)	(21,208)
Institutional Class	(8,669,933)	(2,014,537)
	(9,008,526)	(2,341,400)
Increase in net assets derived from capital share transactions	10,785,779	18,269,968
Net Increase in Net Assets	10,252,308	17,266,187

Net Assets:
Beginning of period	20,123,096	2,856,909
End of period (including undistributed net investment
income of $391,081 and $60,651, respectively)	$30,375,404	$20,123,096

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights
Delaware Macquarie Global Infrastructure Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

14

Six Months	Year	1/19/10[2]
Ended	Ended	to
5/31/12[1]	11/30/11	11/30/10
(Unaudited)
$8.790	$8.670	$8.730

0.111	0.245	0.155
(0.020)	0.102	(0.111)
0.091	0.347	0.044

(0.032)	(0.166)	(0.104)
(0.109)	(0.061)	—
(0.141)	(0.227)	(0.104)

$8.740	$8.790	$8.670

0.83%	4.05%	0.63%

$1,920	$1,298	$667
1.45%	1.45%	1.45%

1.85%	2.53%	12.24%
2.45%	2.70%	2.15%

2.05%	1.62%	(8.64% )
48%	33%	87% [5]

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflect waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5] Portfolio turnover is representative of the Fund for the period December 31, 2009 through November 30, 2010.

15

Financial highlights
Delaware Macquarie Global Infrastructure Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

16

Six Months	Year	1/19/10[2]
Ended	Ended	to
5/31/12[1]	11/30/11	11/30/10
(Unaudited)
$8.780	$8.660	$8.730

0.077	0.177	0.102
(0.028)	0.102	(0.106)
0.049	0.279	(0.004)

(0.010)	(0.098)	(0.066)
(0.109)	(0.061)	—
(0.119)	(0.159)	(0.066)

$8.710	$8.780	$8.660

0.58%	3.15%	0.04%

$660	$503	$114
2.20%	2.20%	2.20%

2.55%	3.23%	12.94%
1.70%	1.95%	1.40%

1.35%	0.92%	(9.34% )
48%	33%	87% [5]

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflect a waiver by the manager. Performance would have been lower had the waiver not been in effect.
5 Portfolio turnover is representative of the Fund for the period December 31, 2009 through November 30, 2010.

17

Financial highlights
Delaware Macquarie Global Infrastructure Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

18

Six Months	Year	1/19/10[2]
Ended	Ended	to
5/31/12[1]	11/30/11	11/30/10
(Unaudited)
$8.790	$8.670	$8.730

0.099	0.223	0.137
(0.034)	0.103	(0.108)
0.065	0.326	0.029

(0.026)	(0.145)	(0.089)
(0.109)	(0.061)	—
(0.135)	(0.206)	(0.089)

$8.720	$8.790	$8.670

0.76%	3.69%	0.45%

$5	$5	$5
1.70%	1.70%	1.70%

2.15%	2.83%	12.54%
2.20%	2.45%	1.90%

1.75%	1.32%	(8.94% )
48%	33%	87% [5]

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflect waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.
5 Portfolio turnover is representative of the Fund for the period December 31, 2009 through November 30, 2010.

19

Financial highlights
Delaware Macquarie Global Infrastructure Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements.

20

Six Months	Year	12/31/09[2]
Ended	Ended	to
5/31/12[1]	11/30/11	11/30/10
(Unaudited)
$8.790	$8.670	$8.500

0.122	0.266	0.170
(0.027)	0.106	0.118
0.095	0.372	0.288

(0.036)	(0.191)	(0.118)
(0.109)	(0.061)	—
(0.145)	(0.252)	(0.118)

$8.740	$8.790	$8.670

1.11%	4.22%	3.53%

$27,790	$18,317	$2,071
1.20%	1.20%	1.20%

1.55%	2.23%	11.66%
2.70%	2.95%	2.23%

2.35%	1.92%	(8.23% )
48%	33%	87%

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflect a waiver by the manager. Performance would have been lower had the waiver not been in effect.

21

Notes to financial statements
Delaware Macquarie Global Infrastructure Fund	May 31, 2012 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware International Value Equity Fund, Delaware Emerging Markets Fund, Delaware Global Value Fund, Delaware Focus Global Growth Fund and Delaware Macquarie Global Infrastructure Fund. These financial statements and the related notes pertain to Delaware Macquarie Global Infrastructure Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation and current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

22

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2010–November 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2012.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

23

Notes to financial statements
Delaware Macquarie Global Infrastructure Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2012.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2012, the Fund earned $24 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.90% on the first $500 million of average daily net assets of the Fund, 0.85% on the next $500 million, 0.80% on the next $1.5 billion and 0.75% on average daily net assets in excess of $2.5 billion.

DMC, on behalf of the Fund, has entered into an investment sub-advisory agreement with Macquarie Capital Investment Management LLC (MCIM), which is an affiliate of DMC. Both DMC and MCIM are wholly owned subsidiaries of Macquarie Group Limited. For its sub-advisory services, MCIM receives an asset-based fee from DMC. Such sub-advisory fee is paid by DMC, and not from the assets of the Fund.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any

24

12b-1 plan expenses and certain other expenses) do not exceed 1.20% of average daily net assets of the Fund through March 29, 2013. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2012, the Fund was charged $698 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 29, 2013 to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At May 31, 2012, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$11,454
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	733
Distribution fees payable to DDLP	942
Other expenses payable to DMC and affiliates*	366

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2012, the Fund was charged $ 375 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

25

Notes to financial statements
Delaware Macquarie Global Infrastructure Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the six months ended May 31, 2012, DDLP earned $2,783 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2012, DDLP received gross CDSC commissions of $312 on redemption of the Fund’s Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker, dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2012, the Fund made purchases of $22,936,079 and sales of $12,767,387 of investment securities other than short-term investments.

At May 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2012, the cost of investments was $32,382,245. At May 31, 2012, net unrealized depreciation was $2,592,995, of which $1,102,353 related to unrealized appreciation of investments and $3,695,348 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities,

26

prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2012:

	Level 1	Level 2	Total
Common Stock	$28,441,559	$—	$28,441,559
U.S. Master Limited Partnership	688,396	—	688,396
Warrant	41,295	—	41,295
Short-Term Investments	—	618,000	618,000
Total	$29,171,250	$618,000	$29,789,250

Foreign Currency Exchange Contracts	$—	$2	$2

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended May 31, 2012, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

27

Notes to financial statements
Delaware Macquarie Global Infrastructure Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2012 and the year ended November 30, 2011 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/12*	11/30/11
Ordinary income	$187,555	$240,827
Long-term capital gain	149,847	—
Total	$337,402	$240,827

*Tax information for the six months ended May 31, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$31,847,809
Undistributed ordinary income	930,398
Undistributed long-term capital gains	193,569
Unrealized depreciation of investments	(2,596,372)
Net assets	$30,375,404

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of partnership income.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2012, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$34,397
Accumulated net realized gain	(34,397)

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6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/12	11/30/11
Shares sold:
Class A	100,299	101,879
Class C	24,650	45,925
Institutional Class	2,004,591	2,050,346

Shares issued upon reinvestment of dividends and distributions:
Class A	2,326	2,697
Class C	740	439
Class R	9	13
Institutional Class	35,466	23,049
	2,168,081	2,224,348

Shares repurchased:
Class A	(30,382)	(33,906)
Class C	(6,848)	(2,265)
Institutional Class	(944,011)	(229,153)
	(981,241)	(265,324)
Net increase	1,186,840	1,959,024

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expires on November 13, 2012. The Fund had no amounts outstanding as of May 31, 2012, or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

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Notes to financial statements
Delaware Macquarie Global Infrastructure Fund

8. Derivatives (continued)

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the period ended May 31, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the period ended May 31, 2012.

	Asset	Liability
	Derivative	Derivative
	Volume	Volume
Foreign currency exchange contracts (average cost)	$96,712	$38,135

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the

30

applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. During the period ended May 31, 2012, the Fund had no securities out on loan.

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Notes to financial statements
Delaware Macquarie Global Infrastructure Fund

10. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Because the Fund concentrates its investments in securities issued by companies principally engaged in the infrastructure industry, the Fund has greater exposure to the potential adverse economic, regulatory, political, and other changes affecting such entities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2012, no securities have been determined to be illiquid under the Fund’s liquidity Procedures. Rule 144A securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2012 that would require recognition or disclosure in the Fund’s financial statements.

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About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Macquarie Global Infrastructure Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

33

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® GLOBAL & INTERNATIONAL FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 1, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 1, 2012

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 1, 2012